UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21990

Fidelity Commonwealth Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	February 29, 2012

Item 1. Reports to Stockholders

Fidelity® Large Cap Growth Enhanced Index Fund

Fidelity Large Cap Value Enhanced Index Fund

Fidelity Large Cap Core Enhanced Index Fund

Fidelity Mid Cap Enhanced Index Fund

Fidelity Small Cap Enhanced Index Fund

Fidelity International Enhanced Index Fund

Annual Report

(Fidelity Cover Art)

February 29, 2012

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses

Fidelity® Large Cap Growth Enhanced Index Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Fidelity Large Cap Value Enhanced Index Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Fidelity Large Cap Core Enhanced Index Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Fidelity Mid Cap Enhanced Index Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Fidelity Small Cap Enhanced Index Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Fidelity International Enhanced Index Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Notes	(Click Here)	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by each Fund presented in the table, as a shareholder of the underlying non-affiliated funds (the Underlying Funds), each Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimate in the table below. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by each Fund presented in the table, as a shareholder of the underlying non-affiliated funds (the Underlying Funds), each Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimate in the table below. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Fidelity Large Cap Growth Enhanced Index Fund	.45%
Actual		$ 1,000.00	$ 1,140.40	$ 2.39
Hypothetical A		$ 1,000.00	$ 1,022.63	$ 2.26
Fidelity Large Cap Value Enhanced Index Fund	.45%
Actual		$ 1,000.00	$ 1,129.10	$ 2.38
Hypothetical A		$ 1,000.00	$ 1,022.63	$ 2.26
Fidelity Large Cap Core Enhanced Index Fund	.45%
Actual		$ 1,000.00	$ 1,134.80	$ 2.39
Hypothetical A		$ 1,000.00	$ 1,022.63	$ 2.26
Fidelity Mid Cap Enhanced Index Fund	.60%
Actual		$ 1,000.00	$ 1,111.80	$ 3.15
Hypothetical A		$ 1,000.00	$ 1,021.88	$ 3.02
Fidelity Small Cap Enhanced Index Fund	.67%
Actual		$ 1,000.00	$ 1,129.10	$ 3.55
Hypothetical A		$ 1,000.00	$ 1,021.53	$ 3.37
Fidelity International Enhanced Index Fund	.62%
Actual		$ 1,000.00	$ 1,032.40	$ 3.13
Hypothetical A		$ 1,000.00	$ 1,021.78	$ 3.12

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annual Report

Fidelity® Large Cap Growth Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2012	Past 1 year	Life of fund A
Fidelity Large Cap Growth Enhanced Index Fund	8.40%	2.95%

A From April 19, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Large Cap Growth Enhanced Index Fund on April 19, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Growth Index performed over the same period.

Annual Report

Fidelity Large Cap Growth Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap: U.S. stocks rose for the 12 months ending February 29, 2012, as encouraging economic news sparked a strong late-period rally that lifted major equity benchmarks past a number of significant milestones. Stocks recovered from early-period uncertainty that followed the March 2011 earthquake, tsunami and nuclear meltdown in Japan, but plummeted during the summer amid Europe's debt woes and a historic U.S. credit-rating downgrade. Despite continued volatility and mixed economic news, markets began to recover in early October. Investors gravitated toward defensive sectors and the perceived safety of larger, more-established and dividend-paying names, helping the Dow Jones® Industrial Average advance 8.83%, and close above the psychologically important 13,000 mark in late February - for the first time since May 2008. The rally accelerated late in the period and the market broadened, as investor confidence improved amid encouraging manufacturing, housing and employment data, and signs of progress in Europe. For the year, the S&P 500® Index added 5.12%, closing near a four-year high on the period's second-to-last day. The technology-laden Nasdaq Composite® Index added 7.73%, flirting with the 3,000 mark, its highest level in 12 years. Foreign developed-markets stocks reeled over Europe's turmoil, and the MSCI® EAFE® (Europe, Australasia, Far East) Index fell 7.35%.

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Fidelity® Large Cap Growth Enhanced Index Fund: For the year, the fund gained 8.40%, outpacing the 7.62% increase in the Russell 1000® Growth Index. Strong stock picking among diversified financials added to relative performance. Favorable security selection in the health care, energy and materials sectors also helped. The consumer discretionary sector supplied a mixed impact, with positive results among consumer durables/apparel and retailing stocks partially offset by weak industry positioning in the broader group. Stock picking in capital goods within the industrials sector and poor positioning underweighting consumer staples also detracted. Looking at individual stocks, the top contributor was biotechnology company Biogen Idec, whose shares rose strongly in October after a favorable trial of its experimental drug to treat multiple sclerosis. Polaris Industries, an off-road vehicle maker that is not in the index, and Cisco Systems, which makes network communications equipment, also turned in positive results. The fund was helped by its average underweighting in or no ownership of several underperforming stocks - Juniper Networks, a competitor of Cisco; First Solar, a maker of solar-energy equipment; and retailer Kohl's. First Solar was not in the benchmark. On the negative side, an out-of-benchmark stake in chemicals producer Huntsman hindered results. The company's shares dropped by more than 30% in August following a disappointing earnings announcement. Vishay Intertechnology, a semiconductor maker and out-of-benchmark holding, also detracted, as did satellite radio company Sirius XM Radio and NetApp, a data-storage-management company. Several of the stocks I've mentioned were not in the portfolio at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Large Cap Growth Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	7.2	5.2
Exxon Mobil Corp.	4.4	3.9
Microsoft Corp.	3.6	3.4
IBM Corp.	2.9	3.1
Google, Inc. Class A	2.4	2.4
Philip Morris International, Inc.	2.2	2.0
Oracle Corp.	1.8	1.8
QUALCOMM, Inc.	1.7	1.0
McDonald's Corp.	1.6	1.1
The Coca-Cola Co.	1.6	1.8
	29.4
Market Sectors as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.0	26.4
Consumer Discretionary	13.8	14.5
Industrials	12.7	11.2
Health Care	11.0	11.2
Consumer Staples	10.5	13.6
Energy	10.2	10.3
Materials	5.5	5.4
Financials	3.3	2.8
Telecommunication Services	0.4	1.0
Utilities	0.0	0.8

Annual Report

Fidelity Large Cap Growth Enhanced Index Fund

Investments February 29, 2012

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 0.1%
Lear Corp.	3,792	$ 171,436
Automobiles - 0.5%
Ford Motor Co.	60,804	752,754
Distributors - 0.3%
Genuine Parts Co.	7,700	482,636
Diversified Consumer Services - 0.5%
Apollo Group, Inc. Class A (non-vtg.) (a)(e)	11,598	494,539
DeVry, Inc.	6,900	245,157
		739,696
Hotels, Restaurants & Leisure - 4.2%
Brinker International, Inc.	17,351	478,714
International Game Technology	31,666	475,623
McDonald's Corp.	23,039	2,287,312
Starbucks Corp.	22,584	1,096,679
Wyndham Worldwide Corp.	40	1,760
Wynn Resorts Ltd.	4,300	509,722
Yum! Brands, Inc.	15,641	1,036,060
		5,885,870
Household Durables - 0.9%
Garmin Ltd.	10,100	476,619
Harman International Industries, Inc.	10,154	498,866
Tupperware Brands Corp.	4,300	269,567
		1,245,052
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)(e)	4,283	769,612
Priceline.com, Inc. (a)	160	100,323
		869,935
Leisure Equipment & Products - 0.4%
Polaris Industries, Inc.	7,938	524,384
Media - 2.8%
Comcast Corp. Class A	6,800	199,784
DIRECTV (a)(e)	22,406	1,037,846
DISH Network Corp. Class A	19,072	556,330
Liberty Media Corp. Capital Series A (a)	4,863	437,135
McGraw-Hill Companies, Inc.	15,206	707,687
Time Warner Cable, Inc.	3,725	295,542
Viacom, Inc. Class B (non-vtg.)	16,153	769,206
		4,003,530
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	5,620	497,426
Macy's, Inc.	9,100	345,527
Nordstrom, Inc.	100	5,362
Target Corp.	80	4,535
		852,850
Specialty Retail - 2.0%
AutoZone, Inc. (a)	44	16,477
Bed Bath & Beyond, Inc. (a)(e)	10,600	633,244

	Shares	Value
Home Depot, Inc.	19,110	$ 909,063
Limited Brands, Inc.	14,322	666,403
O'Reilly Automotive, Inc. (a)	700	60,550
PetSmart, Inc. (e)	8,200	457,068
TJX Companies, Inc.	1,400	51,254
		2,794,059
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.	13,228	989,984
NIKE, Inc. Class B	2,400	259,008
		1,248,992
TOTAL CONSUMER DISCRETIONARY		19,571,194
CONSUMER STAPLES - 10.5%
Beverages - 3.4%
Dr Pepper Snapple Group, Inc.	16,039	610,284
Monster Beverage Corp. (a)	9,182	525,119
PepsiCo, Inc.	23,089	1,453,222
The Coca-Cola Co.	31,354	2,190,390
		4,779,015
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	3,600	309,816
Kroger Co.	27,140	645,661
Wal-Mart Stores, Inc.	26,800	1,583,344
Walgreen Co.	16,985	563,223
		3,102,044
Food Products - 1.5%
ConAgra Foods, Inc.	18,081	474,626
Hershey Co.	1,816	110,231
Hormel Foods Corp. (e)	13,166	374,836
Mead Johnson Nutrition Co. Class A	4,747	369,079
Sara Lee Corp.	23,507	476,017
Tyson Foods, Inc. Class A	15,600	294,996
		2,099,785
Household Products - 0.6%
Church & Dwight Co., Inc. (e)	2,300	109,802
Clorox Co. (e)	3,100	209,591
Colgate-Palmolive Co. (e)	3,200	298,176
Kimberly-Clark Corp. (e)	4,168	303,764
		921,333
Tobacco - 2.8%
Altria Group, Inc. (e)	14,239	428,594
Philip Morris International, Inc. (e)	37,106	3,099,093
Reynolds American, Inc.	11,526	483,285
		4,010,972
TOTAL CONSUMER STAPLES		14,913,149
ENERGY - 10.2%
Energy Equipment & Services - 2.2%
Halliburton Co.	29,219	1,069,123
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Helmerich & Payne, Inc. (e)	6,902	$ 423,093
Schlumberger Ltd.	20,250	1,571,603
		3,063,819
Oil, Gas & Consumable Fuels - 8.0%
Chevron Corp.	6,655	726,194
ConocoPhillips	6,445	493,365
CVR Energy, Inc. (a)	1,000	27,210
Denbury Resources, Inc. (a)	14,000	278,740
EOG Resources, Inc.	884	100,652
Exxon Mobil Corp.	72,055	6,232,758
Golar LNG Ltd. (NASDAQ)	10,400	441,688
HollyFrontier Corp.	18,366	599,283
Marathon Oil Corp.	14,200	481,238
Marathon Petroleum Corp.	10,800	448,740
Murphy Oil Corp.	8,114	518,809
Occidental Petroleum Corp.	7,264	758,144
Valero Energy Corp. (e)	12,321	301,741
		11,408,562
TOTAL ENERGY		14,472,381
FINANCIALS - 3.3%
Capital Markets - 0.3%
SEI Investments Co.	23,900	472,025
Commercial Banks - 1.0%
Fifth Third Bancorp	36,100	491,321
KeyCorp	34,936	282,982
Wells Fargo & Co.	22,309	698,049
		1,472,352
Consumer Finance - 0.9%
American Express Co. (e)	12,800	676,992
Discover Financial Services	17,283	518,663
		1,195,655
Diversified Financial Services - 0.3%
The NASDAQ Stock Market, Inc. (a)	18,400	484,656
Insurance - 0.3%
Validus Holdings Ltd.	11,600	353,684
Real Estate Investment Trusts - 0.5%
Public Storage	4,447	596,209
Simon Property Group, Inc. (e)	1,137	154,041
		750,250
TOTAL FINANCIALS		4,728,622
HEALTH CARE - 11.0%
Biotechnology - 2.9%
Amgen, Inc.	6,700	455,265
Biogen Idec, Inc. (a)	7,256	845,106
Celgene Corp. (a)	15,514	1,137,564

	Shares	Value
Gilead Sciences, Inc. (a)	25,999	$ 1,182,955
United Therapeutics Corp. (a)	11,100	529,803
		4,150,693
Health Care Equipment & Supplies - 2.2%
Baxter International, Inc.	12,753	741,332
Becton, Dickinson & Co.	3,245	247,334
C. R. Bard, Inc. (e)	5,465	511,633
Hill-Rom Holdings, Inc.	14,300	485,771
Intuitive Surgical, Inc. (a)(e)	1,000	511,620
Medtronic, Inc. (e)	5,999	228,682
Sirona Dental Systems, Inc. (a)	3,700	184,630
St. Jude Medical, Inc.	1,416	59,642
Stryker Corp. (e)	351	18,828
Thoratec Corp. (a)(e)	3,859	133,136
		3,122,608
Health Care Providers & Services - 3.2%
Aetna, Inc.	10,100	472,276
AmerisourceBergen Corp.	14,822	553,602
Cardinal Health, Inc.	13,948	579,539
Express Scripts, Inc. (a)(e)	400	21,332
HCA Holdings, Inc.	5,529	147,458
Health Net, Inc. (a)	12,092	456,352
Humana, Inc.	5,733	499,344
McKesson Corp.	10,126	845,622
Omnicare, Inc.	3,000	105,540
UnitedHealth Group, Inc.	6,476	361,037
WellPoint, Inc.	7,037	461,838
		4,503,940
Health Care Technology - 0.3%
Allscripts-Misys Healthcare Solutions, Inc. (a)	9,200	177,744
SXC Health Solutions Corp. (a)	3,900	278,811
		456,555
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	16,026	699,054
Pharmaceuticals - 1.9%
Abbott Laboratories (e)	30,605	1,732,549
Allergan, Inc.	389	34,851
Bristol-Myers Squibb Co. (e)	300	9,651
Eli Lilly & Co.	18,977	744,657
Johnson & Johnson	3,500	227,780
Sanofi rights (a)	691	898
		2,750,386
TOTAL HEALTH CARE		15,683,236
INDUSTRIALS - 12.7%
Aerospace & Defense - 3.0%
General Dynamics Corp.	5,646	413,457
Honeywell International, Inc.	7,950	473,582
L-3 Communications Holdings, Inc.	4,200	295,050
Lockheed Martin Corp.	9,714	858,815
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Northrop Grumman Corp.	5,300	$ 316,993
Textron, Inc.	17,300	475,923
The Boeing Co. (e)	6,070	454,947
United Technologies Corp. (e)	12,246	1,027,072
		4,315,839
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	7,730	594,360
Airlines - 0.3%
Delta Air Lines, Inc. (a)	48,200	472,842
Construction & Engineering - 0.3%
Fluor Corp.	7,720	466,906
Electrical Equipment - 1.8%
AMETEK, Inc.	12,100	575,960
Emerson Electric Co.	18,125	911,869
Hubbell, Inc. Class B	6,000	451,320
Rockwell Automation, Inc.	7,068	565,299
		2,504,448
Industrial Conglomerates - 1.2%
3M Co.	16,299	1,427,792
Danaher Corp.	1,552	81,992
General Electric Co.	6,133	116,834
		1,626,618
Machinery - 3.8%
AGCO Corp. (a)	4,621	238,582
Caterpillar, Inc. (e)	13,971	1,595,628
Cummins, Inc.	4,088	492,890
Deere & Co.	2,648	219,599
Dover Corp.	9,389	601,084
Kennametal, Inc.	100	4,607
Lincoln Electric Holdings, Inc.	5,700	263,283
Oshkosh Truck Corp. (a)(e)	16,800	391,608
Pall Corp. (e)	8,672	550,238
Parker Hannifin Corp. (e)	5,871	527,275
Timken Co.	2,077	108,835
Toro Co.	5,800	392,892
		5,386,521
Professional Services - 0.2%
Towers Watson & Co.	1,300	83,122
Verisk Analytics, Inc. (a)	4,117	179,090
		262,212
Road & Rail - 1.0%
CSX Corp.	36,536	767,621
Union Pacific Corp.	5,222	575,726
		1,343,347

	Shares	Value
Trading Companies & Distributors - 0.7%
MSC Industrial Direct Co., Inc. Class A	5,767	$ 457,957
W.W. Grainger, Inc. (e)	2,855	593,069
		1,051,026
TOTAL INDUSTRIALS		18,024,119
INFORMATION TECHNOLOGY - 30.0%
Communications Equipment - 2.0%
Cisco Systems, Inc.	21,919	435,750
QUALCOMM, Inc.	38,206	2,375,649
		2,811,399
Computers & Peripherals - 8.7%
Apple, Inc. (a)	18,895	10,249,395
Dell, Inc. (a)(e)	51,110	884,203
EMC Corp. (a)(e)	22,555	624,548
Western Digital Corp. (a)	14,413	565,710
		12,323,856
Electronic Equipment & Components - 0.4%
Dolby Laboratories, Inc. Class A (a)(e)	12,300	468,261
Jabil Circuit, Inc.	100	2,583
Tech Data Corp. (a)(e)	2,443	130,652
		601,496
Internet Software & Services - 2.4%
Google, Inc. Class A (a)	5,610	3,468,383
IT Services - 6.3%
Accenture PLC Class A (e)	17,753	1,057,014
Automatic Data Processing, Inc.	942	51,169
DST Systems, Inc.	6,900	365,700
Fiserv, Inc. (a)(e)	5,447	361,136
IBM Corp.	21,125	4,155,921
MasterCard, Inc. Class A	2,998	1,259,160
The Western Union Co.	25,300	441,991
Total System Services, Inc.	15,500	339,140
Visa, Inc. Class A	7,128	829,485
		8,860,716
Semiconductors & Semiconductor Equipment - 3.1%
Applied Materials, Inc.	39,392	482,158
Avago Technologies Ltd. (e)	15,644	588,371
Broadcom Corp. Class A	23,700	880,455
Intel Corp. (e)	16,410	441,101
KLA-Tencor Corp. (e)	11,257	544,839
LSI Corp. (a)	59,600	512,560
Maxim Integrated Products, Inc.	19,600	546,644
NVIDIA Corp. (a)(e)	25,300	383,295
		4,379,423
Software - 7.1%
Activision Blizzard, Inc.	100	1,195
Adobe Systems, Inc. (a)	100	3,289
Autodesk, Inc. (a)	14,282	540,574
BMC Software, Inc. (a)	10,957	410,230
Intuit, Inc.	13,296	769,041
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	159,651	$ 5,067,323
Oracle Corp.	86,947	2,544,939
Symantec Corp. (a)	14,944	266,601
Synopsys, Inc. (a)	12,097	368,596
VMware, Inc. Class A (a)	763	75,453
		10,047,241
TOTAL INFORMATION TECHNOLOGY		42,492,514
MATERIALS - 5.5%
Chemicals - 4.7%
Airgas, Inc.	3,585	295,153
Albemarle Corp.	100	6,652
CF Industries Holdings, Inc. (e)	4,293	798,498
E.I. du Pont de Nemours & Co.	8,277	420,885
Eastman Chemical Co.	13,270	718,305
Ecolab, Inc.	600	36,000
FMC Corp. (e)	214	21,180
Huntsman Corp.	34,100	465,806
LyondellBasell Industries NV Class A	12,106	522,737
Monsanto Co.	14,061	1,088,040
PPG Industries, Inc.	8,316	758,835
Praxair, Inc.	1,489	162,301
Rockwood Holdings, Inc. (a)	9,865	525,311
The Mosaic Co.	100	5,775
Valspar Corp.	9,900	458,865
Westlake Chemical Corp. (e)	7,500	451,725
		6,736,068
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.	9,500	404,320
Steel Dynamics, Inc.	8,700	128,847
		533,167
Paper & Forest Products - 0.4%
International Paper Co.	14,239	500,501
TOTAL MATERIALS		7,769,736
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc. (e)	14,202	541,238
UTILITIES - 0.0%
Electric Utilities - 0.0%
Northeast Utilities	100	3,590
Multi-Utilities - 0.0%
CenterPoint Energy, Inc.	100	1,949
TOTAL UTILITIES		5,539
TOTAL COMMON STOCKS (Cost $119,548,720)		138,201,728
U.S. Treasury Obligations - 0.3%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.11% 6/7/12 to 6/28/12 (f) (Cost $399,938)	$ 400,000	$ 399,922
Money Market Funds - 21.2%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	6,487,570	6,487,570
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(d)	23,605,400	23,605,400
TOTAL MONEY MARKET FUNDS (Cost $30,092,970)		30,092,970
TOTAL INVESTMENT PORTFOLIO - 118.9% (Cost $150,041,628)		168,694,620
NET OTHER ASSETS (LIABILITIES) - (18.9)%		(26,868,467)
NET ASSETS - 100%		$ 141,826,153
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
53 CME E-mini S&P 500 Index Contracts	March 2012	$ 3,615,660	$ 2,004
The face value of futures purchased as a percentage of net assets is 2.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $399,922.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 12,910
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 19,571,194	$ 19,571,194	$ -	$ -
Consumer Staples	14,913,149	14,913,149	-	-
Energy	14,472,381	14,472,381	-	-
Financials	4,728,622	4,728,622	-	-
Health Care	15,683,236	15,683,236	-	-
Industrials	18,024,119	18,024,119	-	-
Information Technology	42,492,514	42,492,514	-	-
Materials	7,769,736	7,769,736	-	-
Telecommunication Services	541,238	541,238	-	-
Utilities	5,539	5,539	-	-
U.S. Government and Government Agency Obligations	399,922	-	399,922	-
Money Market Funds	30,092,970	30,092,970	-	-
Total Investments in Securities:	$ 168,694,620	$ 168,294,698	$ 399,922	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 2,004	$ 2,004	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 2,004	$ -
Total Value of Derivatives	$ 2,004	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Growth Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2012

Assets
Investment in securities, at value (including securities loaned of $22,925,686) - See accompanying schedule: Unaffiliated issuers (cost $126,436,228)	$ 145,089,220
Fidelity Central Funds (cost $23,605,400)	23,605,400
Total Investments (cost $150,041,628)		$ 168,694,620
Receivable for investments sold		2,762,149
Receivable for fund shares sold		675,512
Dividends receivable		280,290
Interest receivable		560
Distributions receivable from Fidelity Central Funds		1,715
Total assets		172,414,846

Liabilities
Payable for investments purchased	$ 6,753,230
Payable for fund shares redeemed	164,182
Accrued management fee	33,550
Payable for daily variation margin on futures contracts	15,592
Other affiliated payables	16,739
Collateral on securities loaned, at value	23,605,400
Total liabilities		30,588,693

Net Assets		$ 141,826,153
Net Assets consist of:
Paid in capital		$ 126,311,641
Undistributed net investment income		247,352
Accumulated undistributed net realized gain (loss) on investments		(3,387,836)
Net unrealized appreciation (depreciation) on investments		18,654,996
Net Assets, for 12,977,336 shares outstanding		$ 141,826,153
Net Asset Value, offering price and redemption price per share ($141,826,153 ÷ 12,977,336 shares)		$ 10.93

Statement of Operations

	Year ended February 29, 2012

Investment Income
Dividends		$ 1,523,541
Interest		3,341
Income from Fidelity Central Funds		12,910
Total income		1,539,792

Expenses
Management fee	$ 263,625
Transfer agent fees	132,207
Independent trustees' compensation	791
Miscellaneous	225
Total expenses before reductions	396,848
Expense reductions	(3)	396,845
Net investment income (loss)		1,142,947
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,789,110
Futures contracts	658,896
Total net realized gain (loss)		3,448,006
Change in net unrealized appreciation (depreciation) on: Investment securities	6,215,232
Futures contracts	(18,293)
Total change in net unrealized appreciation (depreciation)		6,196,939
Net gain (loss)		9,644,945
Net increase (decrease) in net assets resulting from operations		$ 10,787,892

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Growth Enhanced Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2012	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,142,947	$ 624,173
Net realized gain (loss)	3,448,006	118,632
Change in net unrealized appreciation (depreciation)	6,196,939	9,180,999
Net increase (decrease) in net assets resulting from operations	10,787,892	9,923,804
Distributions to shareholders from net investment income	(1,003,885)	(603,819)
Share transactions Proceeds from sales of shares	100,274,570	32,035,214
Reinvestment of distributions	950,430	566,082
Cost of shares redeemed	(37,297,717)	(23,618,873)
Net increase (decrease) in net assets resulting from share transactions	63,927,283	8,982,423
Total increase (decrease) in net assets	73,711,290	18,302,408

Net Assets
Beginning of period	68,114,863	49,812,455
End of period (including undistributed net investment income of $247,352 and undistributed net investment income of $107,902, respectively)	$ 141,826,153	$ 68,114,863
Other Information Shares
Sold	9,925,533	3,413,789
Issued in reinvestment of distributions	95,150	59,959
Redeemed	(3,727,897)	(2,689,220)
Net increase (decrease)	6,292,786	784,528

Financial Highlights

Years ended February 28,	2012 I	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 8.44	$ 5.60	$ 9.25	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13	.11	.11	.09	.08
Net realized and unrealized gain (loss)	.72	1.75	2.83	(3.65)	(.78)
Total from investment operations	.85	1.86	2.94	(3.56)	(.70)
Distributions from net investment income	(.11)	(.11)	(.10)	(.09)	(.05)
Net asset value, end of period	$ 10.93	$ 10.19	$ 8.44	$ 5.60	$ 9.25
Total Return B,C	8.40%	22.14%	52.50%	(38.61)%	(7.05)%
Ratios to Average Net Assets E,H
Expenses before reductions	.45%	.45%	.45%	.45%	.45% A
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45% A
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45% A
Net investment income (loss)	1.30%	1.25%	1.42%	1.14%	.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 141,826	$ 68,115	$ 49,812	$ 22,104	$ 34,942
Portfolio turnover rate F	77%	80%	35% J	58% J	36% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

G For the period April 19, 2007 (commencement of operations) to February 29, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I For the year ended February 29.

J Reflects adjustments to exclude transactions in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Value Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2012	Past 1 year	Life of fund A
Fidelity Large Cap Value Enhanced Index Fund	3.58%	-2.52%

A From April 19, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Large Cap Value Enhanced Index Fund on April 19, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 1000 Value Index performed over the same period.

Annual Report

Fidelity Large Cap Value Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap: U.S. stocks rose for the 12 months ending February 29, 2012, as encouraging economic news sparked a strong late-period rally that lifted major equity benchmarks past a number of significant milestones. Stocks recovered from early-period uncertainty that followed the March 2011 earthquake, tsunami and nuclear meltdown in Japan, but plummeted during the summer amid Europe's debt woes and a historic U.S. credit-rating downgrade. Despite continued volatility and mixed economic news, markets began to recover in early October. Investors gravitated toward defensive sectors and the perceived safety of larger, more-established and dividend-paying names, helping the Dow Jones® Industrial Average advance 8.83%, and close above the psychologically important 13,000 mark in late February - for the first time since May 2008. The rally accelerated late in the period and the market broadened, as investor confidence improved amid encouraging manufacturing, housing and employment data, and signs of progress in Europe. For the year, the S&P 500® Index added 5.12%, closing near a four-year high on the period's second-to-last day. The technology-laden Nasdaq Composite® Index added 7.73%, flirting with the 3,000 mark, its highest level in 12 years. Foreign developed-markets stocks reeled over Europe's turmoil, and the MSCI® EAFE® (Europe, Australasia, Far East) Index fell 7.35%.

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Fidelity® Large Cap Value Enhanced Index Fund: For the year, the fund gained 3.58%, outpacing the 2.18% increase in the Russell 1000® Value Index. Strong stock picking among diversified financials stocks added to relative performance. Favorable security selection in the consumer discretionary, health care and energy sectors also contributed. In contrast, stock selection in consumer staples - especially food/staples retailing - and industrials detracted, as did our positioning in utilities. Looking at individual stocks, shares in biotechnology company Biogen Idec rose strongly in October after a favorable trial of its experimental drug to treat multiple sclerosis. Other contributors included Polaris Industries, an off-road vehicle maker, financial information company Moody's, health benefits firm Humana and apparel manufacturer VF. Polaris and Moody's were not in the index. Also lifting relative performance was an average underweighting in poor-performing diversified financial stock Bank of America. In contrast, untimely ownership of retailer Target and lacking sufficient exposure to strong-performing credit card processor Visa detracted. Vishay Intertechnology, a semiconductor maker, was another lagged, as was a stake in chemicals producer Huntsman, whose shares dropped by more than 30% in August following a disappointing earnings announcement. Swedish auto-safety component manufacturer Autoliv also underperformed. Several of the stocks I've mentioned were not in the fund at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Large Cap Value Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	3.3	3.3
General Electric Co.	3.1	3.0
Wells Fargo & Co.	2.4	1.9
Intel Corp.	2.4	1.4
Pfizer, Inc.	2.2	2.6
JPMorgan Chase & Co.	2.2	2.4
AT&T, Inc.	2.2	2.9
Procter & Gamble Co.	2.1	2.2
Cisco Systems, Inc.	1.9	1.7
ConocoPhillips	1.9	1.7
	23.7
Market Sectors as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.1	24.2
Health Care	12.9	13.5
Energy	11.9	11.5
Industrials	10.0	8.1
Information Technology	9.9	9.0
Consumer Discretionary	9.6	8.2
Consumer Staples	7.0	8.6
Utilities	5.9	6.8
Telecommunication Services	3.4	4.7
Materials	3.0	3.2

Annual Report

Fidelity Large Cap Value Enhanced Index Fund

Investments February 29, 2012

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 0.5%
Autoliv, Inc.	370	$ 24,642
Lear Corp.	6,697	302,771
		327,413
Automobiles - 0.7%
Ford Motor Co.	30,818	381,527
General Motors Co. (a)(e)	4,400	114,488
		496,015
Distributors - 0.4%
Genuine Parts Co.	4,934	309,263
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)(e)	992	42,299
Career Education Corp. (a)	3,200	27,584
		69,883
Hotels, Restaurants & Leisure - 0.6%
Brinker International, Inc.	5,115	141,123
International Game Technology	16,979	255,025
McDonald's Corp.	400	39,712
Wyndham Worldwide Corp.	536	23,579
		459,439
Household Durables - 0.4%
Harman International Industries, Inc.	6,183	303,771
Internet & Catalog Retail - 0.5%
Liberty Media Corp. Interactive Series A (a)	19,400	363,944
Media - 2.8%
Comcast Corp. Class A	6,580	193,320
DISH Network Corp. Class A	8,891	259,350
Liberty Media Corp. Capital Series A (a)	3,921	352,459
McGraw-Hill Companies, Inc.	5,882	273,748
News Corp. Class A	11,429	227,094
The Walt Disney Co.	12,381	519,878
Time Warner, Inc.	3,822	142,217
		1,968,066
Multiline Retail - 0.8%
Kohl's Corp.	200	9,936
Macy's, Inc.	10,770	408,937
Target Corp.	2,165	122,734
		541,607
Specialty Retail - 2.4%
Best Buy Co., Inc. (e)	12,162	300,401
Gap, Inc. (e)	15,356	358,716
Home Depot, Inc.	1,000	47,570
Limited Brands, Inc.	5,957	277,179
Lowe's Companies, Inc.	22,733	645,163
PetSmart, Inc. (e)	923	51,448
RadioShack Corp.	9,431	66,866
		1,747,343

	Shares	Value
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	3,734	$ 279,453
TOTAL CONSUMER DISCRETIONARY		6,866,197
CONSUMER STAPLES - 7.0%
Beverages - 0.3%
Dr Pepper Snapple Group, Inc.	5,968	227,082
Food & Staples Retailing - 2.4%
CVS Caremark Corp.	8,437	380,509
Kroger Co.	11,601	275,988
Safeway, Inc. (e)	14,971	321,128
Wal-Mart Stores, Inc.	8,420	497,454
Walgreen Co.	7,468	247,639
		1,722,718
Food Products - 1.8%
ConAgra Foods, Inc. (e)	12,799	335,974
Kraft Foods, Inc. Class A	10,365	394,596
Smithfield Foods, Inc. (a)(e)	10,198	238,939
Tyson Foods, Inc. Class A	15,494	292,992
		1,262,501
Household Products - 2.1%
Clorox Co.	100	6,761
Procter & Gamble Co.	22,485	1,518,187
		1,524,948
Tobacco - 0.4%
Philip Morris International, Inc. (e)	3,039	253,817
TOTAL CONSUMER STAPLES		4,991,066
ENERGY - 11.9%
Energy Equipment & Services - 1.2%
Halliburton Co.	6,490	237,469
National Oilwell Varco, Inc.	7,435	613,611
SEACOR Holdings, Inc. (a)	100	9,888
		860,968
Oil, Gas & Consumable Fuels - 10.7%
Anadarko Petroleum Corp.	1,441	121,217
Apache Corp.	643	69,399
Chevron Corp.	21,489	2,344,876
ConocoPhillips	17,330	1,326,612
CVR Energy, Inc. (a)(e)	5,864	159,559
Devon Energy Corp.	1,256	92,077
Exxon Mobil Corp.	10,769	931,519
Hess Corp.	6,756	438,600
Marathon Oil Corp.	15,655	530,548
Marathon Petroleum Corp.	10,269	426,677
Murphy Oil Corp.	5,637	360,430
Occidental Petroleum Corp.	3,718	388,048
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp. (e)	16,481	$ 403,620
WPX Energy, Inc.	500	9,080
		7,602,262
TOTAL ENERGY		8,463,230
FINANCIALS - 24.1%
Capital Markets - 2.8%
American Capital Ltd. (a)	35,830	319,245
Bank of New York Mellon Corp.	1,396	30,866
Goldman Sachs Group, Inc.	5,389	620,489
Morgan Stanley	27,948	518,156
Raymond James Financial, Inc.	7,700	272,349
SEI Investments Co.	14,403	284,459
		2,045,564
Commercial Banks - 6.4%
BB&T Corp. (e)	1,700	49,725
Comerica, Inc.	7,400	219,706
Commerce Bancshares, Inc.	2,600	100,386
Fifth Third Bancorp	27,815	378,562
Huntington Bancshares, Inc.	54,946	321,159
KeyCorp	40,660	329,346
PNC Financial Services Group, Inc.	9,173	545,977
Regions Financial Corp.	55,623	320,388
U.S. Bancorp	19,459	572,095
Wells Fargo & Co.	55,050	1,722,515
		4,559,859
Consumer Finance - 1.3%
American Express Co. (e)	8,876	469,452
Discover Financial Services	14,480	434,545
		903,997
Diversified Financial Services - 5.0%
Bank of America Corp.	124,483	992,130
Citigroup, Inc.	24,406	813,208
Interactive Brokers Group, Inc.	13,100	207,766
JPMorgan Chase & Co.	40,459	1,587,611
		3,600,715
Insurance - 6.1%
ACE Ltd. (e)	6,998	501,827
AFLAC, Inc.	7,566	357,494
Allied World Assurance Co. Holdings Ltd.	101	6,663
Arch Capital Group Ltd. (a)	7,204	266,908
Axis Capital Holdings Ltd.	8,837	272,621
Berkshire Hathaway, Inc. Class B (a)	14,557	1,141,997
Brown & Brown, Inc.	10,803	255,275
HCC Insurance Holdings, Inc.	2,900	88,566
Mercury General Corp.	1,400	60,032
MetLife, Inc. (e)	1,845	71,125

	Shares	Value
Progressive Corp. (e)	17,703	$ 379,198
Prudential Financial, Inc. (e)	6,495	397,234
The Travelers Companies, Inc.	8,417	487,933
Torchmark Corp.	43	2,083
Validus Holdings Ltd.	2,378	72,505
		4,361,461
Real Estate Investment Trusts - 2.5%
American Campus Communities, Inc. (e)	2,400	98,760
Annaly Capital Management, Inc. (e)	14,281	237,350
Liberty Property Trust (SBI) (e)	8,713	295,545
MFA Financial, Inc.	229	1,672
Public Storage	2,134	286,105
Rayonier, Inc. (e)	5,246	233,552
Simon Property Group, Inc. (e)	1,896	256,870
Weyerhaeuser Co.	16,877	352,561
		1,762,415
TOTAL FINANCIALS		17,234,011
HEALTH CARE - 12.9%
Biotechnology - 1.1%
Amgen, Inc.	11,635	790,598
Health Care Equipment & Supplies - 0.3%
Hill-Rom Holdings, Inc.	7,000	237,790
Medtronic, Inc.	100	3,812
		241,602
Health Care Providers & Services - 4.1%
Aetna, Inc.	9,651	451,281
Cardinal Health, Inc.	7,503	311,750
HCA Holdings, Inc.	5,035	134,283
Humana, Inc.	4,437	386,463
McKesson Corp.	2,949	246,271
UnitedHealth Group, Inc.	15,653	872,655
WellPoint, Inc.	7,314	480,018
		2,882,721
Pharmaceuticals - 7.4%
Abbott Laboratories (e)	1,000	56,610
Bristol-Myers Squibb Co. (e)	24,860	799,746
Eli Lilly & Co.	13,364	524,403
Johnson & Johnson	18,268	1,188,881
Merck & Co., Inc.	29,077	1,109,869
Pfizer, Inc. (e)	76,117	1,606,069
		5,285,578
TOTAL HEALTH CARE		9,200,499
INDUSTRIALS - 10.0%
Aerospace & Defense - 2.3%
Exelis, Inc.	4,973	52,266
General Dynamics Corp.	6,701	490,714
L-3 Communications Holdings, Inc.	4,572	321,183
Lockheed Martin Corp.	1,424	125,896
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Northrop Grumman Corp.	6,718	$ 401,804
Raytheon Co. (e)	4,814	243,203
		1,635,066
Air Freight & Logistics - 0.1%
FedEx Corp.	400	35,996
Airlines - 0.5%
Delta Air Lines, Inc. (a)	24,500	240,345
Southwest Airlines Co.	15,600	140,088
		380,433
Commercial Services & Supplies - 0.0%
Republic Services, Inc.	909	27,115
Electrical Equipment - 0.2%
Hubbell, Inc. Class B	2,300	173,006
Industrial Conglomerates - 3.5%
3M Co.	3,467	303,709
General Electric Co.	113,995	2,171,605
		2,475,314
Machinery - 1.6%
AGCO Corp. (a)	5,060	261,248
CNH Global NV (a)(e)	6,462	277,284
ITT Corp.	750	18,713
Oshkosh Truck Corp. (a)	10,100	235,431
Parker Hannifin Corp. (e)	3,912	351,337
		1,144,013
Road & Rail - 1.8%
CSX Corp.	6,766	142,154
Norfolk Southern Corp. (e)	6,396	440,684
Union Pacific Corp.	6,125	675,281
		1,258,119
TOTAL INDUSTRIALS		7,129,062
INFORMATION TECHNOLOGY - 9.9%
Communications Equipment - 2.5%
Cisco Systems, Inc.	70,433	1,400,208
Motorola Solutions, Inc.	8,270	411,846
		1,812,054
Computers & Peripherals - 1.3%
Apple, Inc. (a)	500	271,220
Hewlett-Packard Co.	11,794	298,506
Western Digital Corp. (a)	9,544	374,602
		944,328
Electronic Equipment & Components - 0.4%
Ingram Micro, Inc. Class A (a)	7,900	151,127
Tech Data Corp. (a)(e)	3,201	171,189
		322,316
IT Services - 1.2%
Computer Sciences Corp.	10,136	321,919

	Shares	Value
Fiserv, Inc. (a)(e)	1,200	$ 79,560
Total System Services, Inc.	12,912	282,515
Visa, Inc. Class A	1,623	188,869
		872,863
Semiconductors & Semiconductor Equipment - 4.0%
Applied Materials, Inc.	32,541	398,302
Avago Technologies Ltd.	7,646	287,566
Intel Corp. (e)	62,705	1,685,510
KLA-Tencor Corp. (e)	5,100	246,840
Marvell Technology Group Ltd. (a)	13,494	202,410
		2,820,628
Software - 0.5%
Microsoft Corp.	9,780	310,417
Oracle Corp.	519	15,191
		325,608
TOTAL INFORMATION TECHNOLOGY		7,097,797
MATERIALS - 3.0%
Chemicals - 2.2%
CF Industries Holdings, Inc. (e)	1,600	297,600
Dow Chemical Co. (e)	4,660	156,157
Eastman Chemical Co.	5,789	313,359
LyondellBasell Industries NV Class A	9,865	425,971
PPG Industries, Inc.	2,700	246,375
Rockwood Holdings, Inc. (a)	1,977	105,275
		1,544,737
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.	254	10,810
Hecla Mining Co.	44,000	223,520
Newmont Mining Corp.	1,301	77,279
		311,609
Paper & Forest Products - 0.4%
Domtar Corp.	2,959	283,679
TOTAL MATERIALS		2,140,025
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.4%
AT&T, Inc. (e)	51,604	1,578,566
Verizon Communications, Inc. (e)	21,431	816,735
		2,395,301
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	900	22,743
TOTAL TELECOMMUNICATION SERVICES		2,418,044
UTILITIES - 5.9%
Electric Utilities - 3.1%
American Electric Power Co., Inc.	10,666	401,148
Cleco Corp.	5,906	227,263
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Duke Energy Corp. (e)	17,693	$ 370,138
Entergy Corp.	5,321	354,538
Exelon Corp. (e)	1,975	77,163
NextEra Energy, Inc.	322	19,162
Northeast Utilities	8,399	301,524
Pinnacle West Capital Corp. (e)	6,152	289,329
Progress Energy, Inc.	69	3,663
Southern Co. (e)	3,243	143,308
		2,187,236
Gas Utilities - 0.4%
Atmos Energy Corp.	4,268	131,156
UGI Corp.	5,480	154,810
		285,966
Multi-Utilities - 2.0%
Ameren Corp.	10,650	341,546
CenterPoint Energy, Inc.	15,227	296,774
Dominion Resources, Inc.	1,074	54,205
PG&E Corp. (e)	7,073	294,803
Public Service Enterprise Group, Inc.	13,014	400,571
Xcel Energy, Inc.	708	18,755
		1,406,654
Water Utilities - 0.4%
American Water Works Co., Inc.	8,700	298,236
TOTAL UTILITIES		4,178,092
TOTAL COMMON STOCKS (Cost $59,761,378)		69,718,023
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% 6/7/12 (f) (Cost $99,991)	$ 100,000	99,984
Money Market Funds - 22.7%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (c)	1,253,637	$ 1,253,637
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(d)	14,906,575	14,906,575
TOTAL MONEY MARKET FUNDS (Cost $16,160,212)		16,160,212
TOTAL INVESTMENT PORTFOLIO - 120.5% (Cost $76,021,581)		85,978,219
NET OTHER ASSETS (LIABILITIES) - (20.5)%		(14,624,677)
NET ASSETS - 100%		$ 71,353,542
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
23 CME E-mini S&P 500 Index Contracts	March 2012	$ 1,569,060	$ 104,277
The face value of futures purchased as a percentage of net assets is 2.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $99,984.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 13,774
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,866,197	$ 6,866,197	$ -	$ -
Consumer Staples	4,991,066	4,991,066	-	-
Energy	8,463,230	8,463,230	-	-
Financials	17,234,011	17,234,011	-	-
Health Care	9,200,499	9,200,499	-	-
Industrials	7,129,062	7,129,062	-	-
Information Technology	7,097,797	7,097,797	-	-
Materials	2,140,025	2,140,025	-	-
Telecommunication Services	2,418,044	2,418,044	-	-
Utilities	4,178,092	4,178,092	-	-
U.S. Government and Government Agency Obligations	99,984	-	99,984	-
Money Market Funds	16,160,212	16,160,212	-	-
Total Investments in Securities:	$ 85,978,219	$ 85,878,235	$ 99,984	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 104,277	$ 104,277	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 104,277	$ -
Total Value of Derivatives	$ 104,277	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Value Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2012

Assets
Investment in securities, at value (including securities loaned of $14,450,926) - See accompanying schedule: Unaffiliated issuers (cost $61,115,006)	$ 71,071,644
Fidelity Central Funds (cost $14,906,575)	14,906,575
Total Investments (cost $76,021,581)		$ 85,978,219
Receivable for fund shares sold		135,322
Dividends receivable		196,061
Interest receivable		171
Distributions receivable from Fidelity Central Funds		838
Total assets		86,310,611

Liabilities
Payable for fund shares redeemed	$ 16,419
Accrued management fee	17,702
Payable for daily variation margin on futures contracts	7,557
Other affiliated payables	8,816
Collateral on securities loaned, at value	14,906,575
Total liabilities		14,957,069

Net Assets		$ 71,353,542
Net Assets consist of:
Paid in capital		$ 61,953,597
Undistributed net investment income		226,847
Accumulated undistributed net realized gain (loss) on investments		(887,817)
Net unrealized appreciation (depreciation) on investments		10,060,915
Net Assets, for 9,176,348 shares outstanding		$ 71,353,542
Net Asset Value, offering price and redemption price per share ($71,353,542 ÷ 9,176,348 shares)		$ 7.78

Statement of Operations

	Year ended February 29, 2012

Investment Income
Dividends		$ 2,045,709
Interest		1,579
Income from Fidelity Central Funds		13,774
Total income		2,061,062

Expenses
Management fee	$ 247,646
Transfer agent fees	124,194
Independent trustees' compensation	742
Interest	287
Miscellaneous	248
Total expenses		373,117
Net investment income (loss)		1,687,945
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,266,980
Futures contracts	46,646
Total net realized gain (loss)		3,313,626
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,597,131)
Futures contracts	83,135
Total change in net unrealized appreciation (depreciation)		(3,513,996)
Net gain (loss)		(200,370)
Net increase (decrease) in net assets resulting from operations		$ 1,487,575

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 29, 2012	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,687,945	$ 1,234,031
Net realized gain (loss)	3,313,626	1,469,805
Change in net unrealized appreciation (depreciation)	(3,513,996)	10,756,617
Net increase (decrease) in net assets resulting from operations	1,487,575	13,460,453
Distributions to shareholders from net investment income	(1,395,578)	(1,184,075)
Distributions to shareholders from net realized gain	(2,874,041)	-
Total distributions	(4,269,619)	(1,184,075)
Share transactions Proceeds from sales of shares	44,771,312	22,891,708
Reinvestment of distributions	4,155,117	1,155,878
Cost of shares redeemed	(59,913,933)	(20,225,202)
Net increase (decrease) in net assets resulting from share transactions	(10,987,504)	3,822,384
Total increase (decrease) in net assets	(13,769,548)	16,098,762
Net Assets
Beginning of period	85,123,090	69,024,328
End of period (including undistributed net investment income of $226,847 and undistributed net investment income of $167,330, respectively)	$ 71,353,542	$ 85,123,090
Other Information Shares
Sold	6,042,322	3,182,934
Issued in reinvestment of distributions	580,129	158,090
Redeemed	(8,189,565)	(2,904,695)
Net increase (decrease)	(1,567,114)	436,329

Financial Highlights

Years ended February 28,	2012 J	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.92	$ 6.70	$ 4.59	$ 8.68	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.12	.13	.20	.18
Net realized and unrealized gain (loss)	.10 G	1.22	2.11	(4.14)	(1.37)
Total from investment operations	.25	1.34	2.24	(3.94)	(1.19)
Distributions from net investment income	(.13)	(.12)	(.13)	(.15)	(.13)
Distributions from net realized gain	(.26)	-	-	-	-
Total distributions	(.39)	(.12)	(.13)	(.15)	(.13)
Net asset value, end of period	$ 7.78	$ 7.92	$ 6.70	$ 4.59	$ 8.68
Total Return B,C	3.58%	20.15%	48.83%	(45.82)%	(12.00)%
Ratios to Average Net Assets E,I
Expenses before reductions	.45%	.45%	.45%	.45%	.45% A
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45% A
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45% A
Net investment income (loss)	2.04%	1.76%	2.11%	2.81%	2.12% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,354	$ 85,123	$ 69,024	$ 20,162	$ 24,379
Portfolio turnover rate F	85%	83%	89% K	72% K	65% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period April 19, 2007 (commencement of operations) to February 29, 2008.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J For the year ended February 29.

K Reflects adjustments to exclude transactions in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Core Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2012	Past 1 year	Life of fund A
Fidelity Large Cap Core Enhanced Index Fund	6.78%	0.62%

A From April 19, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Large Cap Core Enhanced Index Fund on April 19, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Fidelity Large Cap Core Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap: U.S. stocks rose for the 12 months ending February 29, 2012, as encouraging economic news sparked a strong late-period rally that lifted major equity benchmarks past a number of significant milestones. Stocks recovered from early-period uncertainty that followed the March 2011 earthquake, tsunami and nuclear meltdown in Japan, but plummeted during the summer amid Europe's debt woes and a historic U.S. credit-rating downgrade. Despite continued volatility and mixed economic news, markets began to recover in early October. Investors gravitated toward defensive sectors and the perceived safety of larger, more-established and dividend-paying names, helping the Dow Jones® Industrial Average advance 8.83%, and close above the psychologically important 13,000 mark in late February - for the first time since May 2008. The rally accelerated late in the period and the market broadened, as investor confidence improved amid encouraging manufacturing, housing and employment data, and signs of progress in Europe. For the year, the S&P 500® Index added 5.12%, closing near a four-year high on the period's second-to-last day. The technology-laden Nasdaq Composite® Index added 7.73%, flirting with the 3,000 mark, its highest level in 12 years. Foreign developed-markets stocks reeled over Europe's turmoil, and the MSCI® EAFE® (Europe, Australasia, Far East) Index fell 7.35%.

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Fidelity® Large Cap Core Enhanced Index Fund: For the year, the fund gained 6.78%, outpacing the S&P 500®. During the period, good positioning in the financials sector, led by strong stock picking among diversified financials, aided relative performance. Favorable security selection in the consumer discretionary and health care sectors also provided a boost. In contrast, stock picking in utilities and industrials detracted. The top contributor was biotechnology stock Biogen Idec, whose shares rose strongly in October after a favorable trial for its experimental drug to treat multiple sclerosis. Polaris Industries, an off-road vehicle maker that is not in the index, and cigarette manufacturer Lorillard also turned in strong gains. The fund's average underweighting in two weak-performing diversified financials companies, Bank of America and Citigroup, helped further, while other contributors included health benefits company Humana, apparel manufacturer VF and apparel retailer Limited Brands. On the negative side, an out-of-benchmark stake in chemicals producer Huntsman hindered results. The company's shares dropped by more than 30% in August following a disappointing earnings announcement. Vishay Intertechnology, an out-of-benchmark semiconductor maker, also detracted from relative performance, as did utility holding company Public Service Enterprise Group. Oil-field services company Halliburton and semiconductor manufacturer Micron Technology lagged, as well. Several of the stocks I've mentioned were not in the portfolio at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Large Cap Core Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.2	3.2
Exxon Mobil Corp.	3.6	3.3
Chevron Corp.	2.1	2.2
Microsoft Corp.	2.0	2.1
General Electric Co.	1.9	1.8
Wells Fargo & Co.	1.7	1.6
Google, Inc. Class A	1.6	1.5
IBM Corp.	1.5	1.9
Pfizer, Inc.	1.4	1.7
Intel Corp.	1.4	1.2
	21.4
Market Sectors as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.5	18.9
Financials	12.5	12.9
Energy	12.0	12.0
Health Care	11.8	12.6
Industrials	11.0	9.3
Consumer Staples	10.2	12.2
Consumer Discretionary	9.3	9.5
Materials	4.3	4.4
Utilities	2.4	2.8
Telecommunication Services	1.9	3.0

Annual Report

Fidelity Large Cap Core Enhanced Index Fund

Investments February 29, 2012

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.3%
Lear Corp.	19,926	$ 900,854
Automobiles - 0.7%
Ford Motor Co.	148,000	1,832,240
Distributors - 0.3%
Genuine Parts Co.	12,683	794,970
Diversified Consumer Services - 0.2%
Apollo Group, Inc. Class A (non-vtg.) (a)(e)	13,246	564,809
Hotels, Restaurants & Leisure - 2.4%
International Game Technology	27,700	416,054
McDonald's Corp.	29,727	2,951,297
Starbucks Corp.	31,806	1,544,499
Wynn Resorts Ltd.	773	91,631
Yum! Brands, Inc.	19,008	1,259,090
		6,262,571
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)(e)	2,582	463,960
Media - 2.1%
Comcast Corp. Class A	23,606	693,544
DIRECTV (a)(e)	30,676	1,420,912
DISH Network Corp. Class A	30,300	883,851
Liberty Media Corp. Capital Series A (a)	9,773	878,495
McGraw-Hill Companies, Inc.	24,672	1,148,235
The Walt Disney Co.	14,470	607,595
		5,632,632
Multiline Retail - 0.7%
Kohl's Corp.	13,452	668,295
Macy's, Inc.	19,980	758,641
Target Corp.	6,852	388,440
		1,815,376
Specialty Retail - 1.9%
Bed Bath & Beyond, Inc. (a)(e)	17,680	1,056,203
Best Buy Co., Inc. (e)	38,330	946,751
Gap, Inc. (e)	34,570	807,555
Home Depot, Inc.	14,751	701,705
Limited Brands, Inc.	19,199	893,329
Lowe's Companies, Inc.	17,711	502,638
		4,908,181
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	18,120	1,356,101
TOTAL CONSUMER DISCRETIONARY		24,531,694
CONSUMER STAPLES - 10.2%
Beverages - 1.7%
Brown-Forman Corp. Class B (non-vtg.)	1,513	123,536
Dr Pepper Snapple Group, Inc.	21,503	818,189

	Shares	Value
PepsiCo, Inc.	19,109	$ 1,202,720
The Coca-Cola Co.	33,877	2,366,647
		4,511,092
Food & Staples Retailing - 2.6%
CVS Caremark Corp.	42,965	1,937,722
Kroger Co.	48,432	1,152,197
Wal-Mart Stores, Inc.	46,174	2,727,960
Walgreen Co.	27,656	917,073
		6,734,952
Food Products - 2.2%
ConAgra Foods, Inc. (e)	41,776	1,096,620
Hershey Co.	6,394	388,116
Hormel Foods Corp. (e)	23,049	656,205
Kraft Foods, Inc. Class A	13,045	496,623
Mead Johnson Nutrition Co. Class A	10,830	842,033
Sara Lee Corp.	41,916	848,799
Smithfield Foods, Inc. (a)(e)	25,071	587,414
Tyson Foods, Inc. Class A	45,756	865,246
		5,781,056
Household Products - 1.5%
Church & Dwight Co., Inc. (e)	700	33,418
Clorox Co. (e)	13,983	945,391
Colgate-Palmolive Co. (e)	417	38,856
Procter & Gamble Co.	42,833	2,892,084
		3,909,749
Tobacco - 2.2%
Altria Group, Inc. (e)	17,695	532,620
Lorillard, Inc.	7,349	963,307
Philip Morris International, Inc. (e)	42,606	3,558,453
Reynolds American, Inc.	16,100	675,073
		5,729,453
TOTAL CONSUMER STAPLES		26,666,302
ENERGY - 12.0%
Energy Equipment & Services - 1.6%
Halliburton Co.	39,791	1,455,953
National Oilwell Varco, Inc.	18,943	1,563,366
Schlumberger Ltd.	16,352	1,269,079
		4,288,398
Oil, Gas & Consumable Fuels - 10.4%
Anadarko Petroleum Corp.	540	45,425
Chevron Corp.	50,407	5,500,412
ConocoPhillips	41,806	3,200,249
Exxon Mobil Corp.	108,493	9,384,645
Hess Corp.	18,982	1,232,311
HollyFrontier Corp.	100	3,263
Marathon Oil Corp.	45,339	1,536,539
Marathon Petroleum Corp.	33,293	1,383,324
Murphy Oil Corp.	17,893	1,144,078
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	23,327	$ 2,434,639
Valero Energy Corp. (e)	53,651	1,313,913
		27,178,798
TOTAL ENERGY		31,467,196
FINANCIALS - 12.5%
Capital Markets - 1.6%
Goldman Sachs Group, Inc.	17,668	2,034,294
Morgan Stanley	74,464	1,380,563
SEI Investments Co.	43,725	863,569
		4,278,426
Commercial Banks - 3.9%
Fifth Third Bancorp	86,386	1,175,713
Huntington Bancshares, Inc.	88,180	515,412
KeyCorp	127,857	1,035,642
PNC Financial Services Group, Inc.	22,776	1,355,628
U.S. Bancorp	63,430	1,864,842
Wells Fargo & Co.	139,562	4,366,895
		10,314,132
Consumer Finance - 1.2%
American Express Co. (e)	37,570	1,987,077
Discover Financial Services	41,901	1,257,449
		3,244,526
Diversified Financial Services - 2.0%
Bank of America Corp.	129,302	1,030,537
Citigroup, Inc.	63,990	2,132,147
JPMorgan Chase & Co.	54,902	2,154,354
		5,317,038
Insurance - 2.8%
ACE Ltd. (e)	18,852	1,351,877
AFLAC, Inc.	18,580	877,905
Berkshire Hathaway, Inc. Class B (a)	20,933	1,642,194
Brown & Brown, Inc.	4,006	94,662
Marsh & McLennan Companies, Inc.	8,365	260,988
Progressive Corp. (e)	42,603	912,556
Prudential Financial, Inc. (e)	24,400	1,492,304
Validus Holdings Ltd.	22,133	674,835
		7,307,321
Real Estate Investment Trusts - 1.0%
Public Storage	9,295	1,246,181
Simon Property Group, Inc.	7,709	1,044,415
Weyerhaeuser Co.	9,076	189,598
		2,480,194
TOTAL FINANCIALS		32,941,637

	Shares	Value
HEALTH CARE - 11.8%
Biotechnology - 1.5%
Amgen, Inc.	28,609	$ 1,943,982
Biogen Idec, Inc. (a)	11,260	1,311,452
Gilead Sciences, Inc. (a)	11,700	532,350
		3,787,784
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	19,347	1,124,641
Becton, Dickinson & Co.	1,658	126,373
Covidien PLC	1,198	62,596
Hill-Rom Holdings, Inc.	25,300	859,441
Medtronic, Inc. (e)	18,129	691,077
		2,864,128
Health Care Providers & Services - 3.4%
Aetna, Inc.	26,658	1,246,528
Cardinal Health, Inc.	27,483	1,141,919
HCA Holdings, Inc.	25,636	683,712
Health Net, Inc. (a)	5,200	196,248
Humana, Inc.	13,741	1,196,841
McKesson Corp.	15,512	1,295,407
UnitedHealth Group, Inc.	33,321	1,857,646
WellPoint, Inc.	20,309	1,332,880
		8,951,181
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	11,318	493,691
Pharmaceuticals - 5.6%
Abbott Laboratories (e)	40,868	2,313,537
Bristol-Myers Squibb Co. (e)	54,514	1,753,715
Eli Lilly & Co.	41,826	1,641,252
Johnson & Johnson	48,668	3,167,313
Merck & Co., Inc.	54,106	2,065,226
Pfizer, Inc. (e)	180,825	3,815,408
		14,756,451
TOTAL HEALTH CARE		30,853,235
INDUSTRIALS - 11.0%
Aerospace & Defense - 3.2%
General Dynamics Corp.	18,616	1,363,250
Honeywell International, Inc.	9,780	582,595
L-3 Communications Holdings, Inc.	14,430	1,013,708
Lockheed Martin Corp.	15,793	1,396,259
Northrop Grumman Corp.	20,205	1,208,461
Raytheon Co. (e)	20,172	1,019,089
The Boeing Co. (e)	3,296	247,035
United Technologies Corp. (e)	17,415	1,460,596
		8,290,993
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	8,554	657,717
Airlines - 0.3%
Delta Air Lines, Inc. (a)	77,500	760,275
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.1%
AMETEK, Inc.	3,200	$ 152,320
Emerson Electric Co.	1,217	61,227
		213,547
Industrial Conglomerates - 3.0%
3M Co.	22,323	1,955,495
General Electric Co.	264,700	5,042,535
Tyco International Ltd.	18,831	975,822
		7,973,852
Machinery - 2.2%
Caterpillar, Inc. (e)	16,481	1,882,295
Cummins, Inc.	10,411	1,255,254
Deere & Co.	1,335	110,712
Dover Corp.	13,966	894,103
Oshkosh Truck Corp. (a)	33,700	785,547
Parker Hannifin Corp. (e)	10,451	938,604
		5,866,515
Road & Rail - 1.5%
CSX Corp.	54,490	1,144,835
Norfolk Southern Corp. (e)	13,825	952,543
Union Pacific Corp.	16,624	1,832,796
		3,930,174
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc. (e)	5,131	1,065,863
TOTAL INDUSTRIALS		28,758,936
INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 2.5%
Cisco Systems, Inc.	158,999	3,160,900
Motorola Solutions, Inc.	20,542	1,022,992
QUALCOMM, Inc.	40,028	2,488,941
		6,672,833
Computers & Peripherals - 5.3%
Apple, Inc. (a)	20,350	11,038,653
Dell, Inc. (a)(e)	63,349	1,095,938
EMC Corp. (a)(e)	8,709	241,152
Hewlett-Packard Co.	10,500	265,755
Western Digital Corp. (a)	31,660	1,242,655
		13,884,153
Internet Software & Services - 1.6%
Google, Inc. Class A (a)	6,636	4,102,707
IT Services - 4.1%
Accenture PLC Class A (e)	26,954	1,604,841
Computer Sciences Corp.	6,464	205,297
Fiserv, Inc. (a)(e)	2,642	175,165
IBM Corp.	19,624	3,860,630
MasterCard, Inc. Class A	4,149	1,742,580
The Western Union Co.	16,932	295,802

	Shares	Value
Total System Services, Inc.	42,354	$ 926,706
Visa, Inc. Class A	17,652	2,054,163
		10,865,184
Semiconductors & Semiconductor Equipment - 3.4%
Applied Materials, Inc.	104,585	1,280,120
Avago Technologies Ltd.	26,926	1,012,687
Broadcom Corp. Class A	2,400	89,160
Intel Corp. (e)	140,390	3,773,683
KLA-Tencor Corp. (e)	20,100	972,840
LSI Corp. (a)	119,900	1,031,140
Marvell Technology Group Ltd. (a)	42,891	643,365
		8,802,995
Software - 3.6%
Activision Blizzard, Inc. (e)	52,022	621,663
Intuit, Inc.	6,067	350,915
Microsoft Corp.	163,860	5,200,916
Oracle Corp.	110,523	3,235,008
		9,408,502
TOTAL INFORMATION TECHNOLOGY		53,736,374
MATERIALS - 4.3%
Chemicals - 3.1%
CF Industries Holdings, Inc. (e)	6,829	1,270,194
E.I. du Pont de Nemours & Co.	9,145	465,023
Eastman Chemical Co.	19,300	1,044,709
Huntsman Corp.	64,300	878,338
LyondellBasell Industries NV Class A	24,888	1,074,664
Monsanto Co.	20,195	1,562,689
PPG Industries, Inc.	13,100	1,195,375
The Mosaic Co.	13,097	756,352
		8,247,344
Metals & Mining - 0.7%
Freeport-McMoRan Copper & Gold, Inc.	21,570	918,019
Newmont Mining Corp. (e)	17,056	1,013,126
		1,931,145
Paper & Forest Products - 0.5%
International Paper Co.	33,500	1,177,525
TOTAL MATERIALS		11,356,014
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
AT&T, Inc. (e)	92,501	2,829,606
Verizon Communications, Inc. (e)	56,158	2,140,181
		4,969,787
UTILITIES - 2.4%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	21,434	806,133
Duke Energy Corp. (e)	439	9,184
Entergy Corp.	12,870	857,528
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Exelon Corp. (e)	2,176	$ 85,016
Northeast Utilities	20,139	722,990
		2,480,851
Multi-Utilities - 1.3%
Ameren Corp.	32,183	1,032,109
CenterPoint Energy, Inc.	46,740	910,963
Public Service Enterprise Group, Inc.	33,579	1,033,562
Xcel Energy, Inc.	16,951	449,032
		3,425,666
Water Utilities - 0.2%
American Water Works Co., Inc.	11,500	394,220
TOTAL UTILITIES		6,300,737
TOTAL COMMON STOCKS (Cost $249,758,112)		251,581,912
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.11% 6/7/12 to 6/28/12 (f) (Cost $719,856)	$ 720,000	719,840
Money Market Funds - 22.0%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	9,279,857	9,279,857
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(d)	48,268,375	48,268,375
TOTAL MONEY MARKET FUNDS (Cost $57,548,232)		57,548,232
TOTAL INVESTMENT PORTFOLIO - 118.2% (Cost $308,026,200)		309,849,984
NET OTHER ASSETS (LIABILITIES) - (18.2)%		(47,625,219)
NET ASSETS - 100%		$ 262,224,765
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
156 CME E-mini S&P 500 Index Contracts	March 2012	$ 10,642,320	$ 233,621
The face value of futures purchased as a percentage of net assets is 4.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $669,856.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 28,408
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 24,531,694	$ 24,531,694	$ -	$ -
Consumer Staples	26,666,302	26,666,302	-	-
Energy	31,467,196	31,467,196	-	-
Financials	32,941,637	32,941,637	-	-
Health Care	30,853,235	30,853,235	-	-
Industrials	28,758,936	28,758,936	-	-
Information Technology	53,736,374	53,736,374	-	-
Materials	11,356,014	11,356,014	-	-
Telecommunication Services	4,969,787	4,969,787	-	-
Utilities	6,300,737	6,300,737	-	-
U.S. Government and Government Agency Obligations	719,840	-	719,840	-
Money Market Funds	57,548,232	57,548,232	-	-
Total Investments in Securities:	$ 309,849,984	$ 309,130,144	$ 719,840	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 233,621	$ 233,621	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 233,621	$ -
Total Value of Derivatives	$ 233,621	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Core Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2012

Assets
Investment in securities, at value (including securities loaned of $46,785,534) - See accompanying schedule: Unaffiliated issuers (cost $259,757,825)	$ 261,581,609
Fidelity Central Funds (cost $48,268,375)	48,268,375
Total Investments (cost $308,026,200)		$ 309,849,984
Receivable for fund shares sold		465,383
Dividends receivable		691,553
Interest receivable		910
Distributions receivable from Fidelity Central Funds		2,536
Total assets		311,010,366

Liabilities
Payable for fund shares redeemed	$ 365,870
Accrued management fee	64,300
Payable for daily variation margin on futures contracts	54,941
Other affiliated payables	32,115
Collateral on securities loaned, at value	48,268,375
Total liabilities		48,785,601

Net Assets		$ 262,224,765
Net Assets consist of:
Paid in capital		$ 280,531,484
Undistributed net investment income		8
Accumulated undistributed net realized gain (loss) on investments		(20,364,132)
Net unrealized appreciation (depreciation) on investments		2,057,405
Net Assets, for 27,090,129 shares outstanding		$ 262,224,765
Net Asset Value, offering price and redemption price per share ($262,224,765 ÷ 27,090,129 shares)		$ 9.68

Statement of Operations

	Year ended February 29, 2012

Investment Income
Dividends		$ 6,458,024
Interest		11,387
Income from Fidelity Central Funds		28,408
Total income		6,497,819

Expenses
Management fee	$ 975,822
Transfer agent fees	481,539
Independent trustees' compensation	2,579
Interest	1,769
Miscellaneous	1,418
Total expenses before reductions	1,463,127
Expense reductions	(36)	1,463,091
Net investment income (loss)		5,034,728
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,810,103
Futures contracts	1,434,578
Total net realized gain (loss)		18,244,681
Change in net unrealized appreciation (depreciation) on: Investment securities	(29,211,322)
Futures contracts	267,248
Total change in net unrealized appreciation (depreciation)		(28,944,074)
Net gain (loss)		(10,699,393)
Net increase (decrease) in net assets resulting from operations		$ (5,664,665)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 29, 2012	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,034,728	$ 15,016,843
Net realized gain (loss)	18,244,681	64,507,363
Change in net unrealized appreciation (depreciation)	(28,944,074)	92,870,217
Net increase (decrease) in net assets resulting from operations	(5,664,665)	172,394,423
Distributions to shareholders from net investment income	(2,264,397)	(15,976,149)
Share transactions Proceeds from sales of shares	212,282,081	140,360,567
Reinvestment of distributions	2,249,226	15,540,824
Cost of shares redeemed	(913,023,187)	(349,858,780)
Net increase (decrease) in net assets resulting from share transactions	(698,491,880)	(193,957,389)
Total increase (decrease) in net assets	(706,420,942)	(37,539,115)

Net Assets
Beginning of period	968,645,707	1,006,184,822
End of period (including undistributed net investment income of $8 and undistributed net investment income of $2,062,802, respectively)	$ 262,224,765	$ 968,645,707
Other Information Shares
Sold	23,586,792	17,443,766
Issued in reinvestment of distributions	247,985	1,846,723
Redeemed	(103,303,937)	(43,600,768)
Net increase (decrease)	(79,469,160)	(24,310,279)

Financial Highlights

Years ended February 28,	2012 J	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.09	$ 7.69	$ 5.27	$ 9.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.14	.13	.12	.16	.15
Net realized and unrealized gain (loss)	.48 G	1.42	2.43	(3.95)	(.90)
Total from investment operations	.62	1.55	2.55	(3.79)	(.75)
Distributions from net investment income	(.03)	(.15)	(.13)	(.14)	(.05)
Net asset value, end of period	$ 9.68	$ 9.09	$ 7.69	$ 5.27	$ 9.20
Total Return B,C	6.78%	20.25%	48.52%	(41.51)%	(7.59)%
Ratios to Average Net Assets E,I
Expenses before reductions	.45%	.45%	.45%	.45%	.45% A
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45% A
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%A
Net investment income (loss)	1.53%	1.58%	1.76%	2.05%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 262,225	$ 968,646	$ 1,006,185	$ 723,548	$ 834,523
Portfolio turnover rate F	104%	64%	60% K	45% K	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period April 19, 2007 (commencement of operations) to February 29, 2008.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J For the year ended February 29.

K Reflects adjustments to exclude transactions in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Mid Cap Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2012	Past 1 year	Life of fund A
Fidelity Mid Cap Enhanced Index Fund	1.91%	2.83%

A From December 20, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Mid Cap Enhanced Index Fund on December 20, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell MidCap® Index performed over the same period.

Annual Report

Fidelity Mid Cap Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap: U.S. stocks rose for the 12 months ending February 29, 2012, as encouraging economic news sparked a strong late-period rally that lifted major equity benchmarks past a number of significant milestones. Stocks recovered from early-period uncertainty that followed the March 2011 earthquake, tsunami and nuclear meltdown in Japan, but plummeted during the summer amid Europe's debt woes and a historic U.S. credit-rating downgrade. Despite continued volatility and mixed economic news, markets began to recover in early October. Investors gravitated toward defensive sectors and the perceived safety of larger, more-established and dividend-paying names, helping the Dow Jones® Industrial Average advance 8.83%, and close above the psychologically important 13,000 mark in late February - for the first time since May 2008. The rally accelerated late in the period and the market broadened, as investor confidence improved amid encouraging manufacturing, housing and employment data, and signs of progress in Europe. For the year, the S&P 500® Index added 5.12%, closing near a four-year high on the period's second-to-last day. The technology-laden Nasdaq Composite® Index added 7.73%, flirting with the 3,000 mark, its highest level in 12 years. Foreign developed-markets stocks reeled over Europe's turmoil, and the MSCI® EAFE® (Europe, Australasia, Far East) Index fell 7.35%.

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Fidelity® Mid Cap Enhanced Index Fund: For the year ending February 29, 2012, the fund gained 1.91%, lagging the 2.59% increase in the Russell Midcap® Index. Weak positioning in the utilities sector hampered performance the most compared with the Russell index, while security selection in information technology and industrials also hurt. In contrast, stock picking in consumer discretionary was a source of relative strength, led by the retailing and consumer durables/apparel industries. The fund's positioning in financials, health care and consumer staples also contributed. Looking at individual stocks, Vonage Holdings, an out-of-benchmark provider of Internet telephone service, topped the list of relative detractors. The company's stock dropped 46% during the reporting period. Not owning benchmark component Petrohawk Energy was another negative. Petrohawk's shares soared in July after the independent oil and gas producer agreed to be acquired by BHP Billiton. The transaction closed in August. Another very strong performer that, unfortunately, the fund did not own was biotechnology firm Pharmasset, which, in January, was acquired for a substantial premium by Gilead Sciences. Other notable underperformers were semiconductor maker Vishay Intertechnology and out-of-benchmark U.S. silver producer Hecla Mining. On the positive side, shares in Herbalife, a direct marketer of nutritional supplements and weight loss products, benefited following several strong earnings forecasts. An out-of-benchmark stake in biotechnology company Biogen Idec was helpful, as in October the company announced a promising late-stage trial of its experimental drug to treat multiple sclerosis. Retailer Macy's saw its stock price steadily rise during the period, while apparel company VF also gained ground. Several of the stocks I've mentioned were not in the portfolio at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Mid Cap Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Macy's, Inc.	0.9	0.7
Discover Financial Services	0.9	0.8
Intuit, Inc.	0.8	0.7
Agilent Technologies, Inc.	0.8	0.7
Valero Energy Corp.	0.8	0.7
Ecolab, Inc.	0.9	0.0
International Paper Co.	0.8	0.6
CF Industries Holdings, Inc.	0.8	0.8
Humana, Inc.	0.8	0.8
Western Digital Corp.	0.8	0.5
	8.3
Market Sectors as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.7	16.2
Consumer Discretionary	15.9	17.1
Information Technology	15.1	12.8
Industrials	13.3	10.7
Health Care	9.7	10.1
Energy	7.7	7.3
Consumer Staples	6.9	7.9
Materials	6.6	8.2
Utilities	4.7	4.6
Telecommunication Services	1.1	0.8

Annual Report

Fidelity Mid Cap Enhanced Index Fund

Investments February 29, 2012

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 15.9%
Auto Components - 1.3%
Autoliv, Inc.	3,949	$ 263,003
Lear Corp.	10,077	455,581
TRW Automotive Holdings Corp. (a)	6,920	316,521
		1,035,105
Automobiles - 0.4%
Ford Motor Co.	27,197	336,699
Distributors - 0.6%
Genuine Parts Co.	7,987	500,625
Diversified Consumer Services - 0.6%
Apollo Group, Inc. Class A (non-vtg.) (a)	8,063	343,806
Career Education Corp. (a)	9,900	85,338
		429,144
Hotels, Restaurants & Leisure - 1.0%
International Game Technology	24,697	370,949
Wyndham Worldwide Corp.	9,686	426,087
		797,036
Household Durables - 0.8%
Harman International Industries, Inc.	9,672	475,185
Leggett & Platt, Inc.	7,048	159,496
		634,681
Internet & Catalog Retail - 0.0%
Liberty Media Corp. Interactive Series A (a)	100	1,876
Leisure Equipment & Products - 0.6%
Polaris Industries, Inc.	7,082	467,837
Media - 2.5%
DISH Network Corp. Class A	15,738	459,077
Gannett Co., Inc.	10,000	148,400
Liberty Media Corp. Capital Series A (a)	6,025	541,587
McGraw-Hill Companies, Inc.	12,252	570,208
Valassis Communications, Inc. (a)	10,700	267,286
		1,986,558
Multiline Retail - 2.1%
Dollar General Corp. (a)	9,400	395,364
Dollar Tree, Inc. (a)	6,211	549,736
Macy's, Inc.	18,794	713,608
Nordstrom, Inc.	180	9,652
		1,668,360
Specialty Retail - 5.5%
AutoZone, Inc. (a)	1,443	540,375
Bed Bath & Beyond, Inc. (a)	10,271	613,590
Best Buy Co., Inc.	18,392	454,282
Gap, Inc. (e)	22,500	525,600
Limited Brands, Inc.	12,532	583,114
O'Reilly Automotive, Inc. (a)	1,378	119,197
PetSmart, Inc.	9,285	517,546
Ross Stores, Inc.	4,600	245,318
Staples, Inc.	2,242	32,868

	Shares	Value
TJX Companies, Inc.	11,498	$ 420,942
Williams-Sonoma, Inc.	7,217	278,576
		4,331,408
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	5,204	389,467
TOTAL CONSUMER DISCRETIONARY		12,578,796
CONSUMER STAPLES - 6.9%
Beverages - 2.0%
Brown-Forman Corp. Class B (non-vtg.)	4,606	376,080
Coca-Cola Enterprises, Inc.	16,893	488,208
Constellation Brands, Inc. Class A (sub. vtg.) (a)	11,475	250,614
Dr Pepper Snapple Group, Inc.	12,054	458,655
		1,573,557
Food & Staples Retailing - 0.6%
Safeway, Inc.	21,825	468,146
Food Products - 3.1%
Bunge Ltd.	2,925	196,911
ConAgra Foods, Inc.	20,365	534,581
Hershey Co.	7,289	442,442
Hormel Foods Corp.	7,800	222,066
Mead Johnson Nutrition Co. Class A	1,339	104,107
Sara Lee Corp.	9,435	191,059
Smithfield Foods, Inc. (a)(e)	14,968	350,700
The J.M. Smucker Co.	343	25,835
Tyson Foods, Inc. Class A	21,507	406,697
		2,474,398
Personal Products - 0.7%
Avon Products, Inc.	1,214	22,690
Herbalife Ltd.	7,869	521,006
		543,696
Tobacco - 0.5%
Lorillard, Inc.	2,800	367,024
TOTAL CONSUMER STAPLES		5,426,821
ENERGY - 7.7%
Energy Equipment & Services - 1.9%
Core Laboratories NV	50	6,083
Diamond Offshore Drilling, Inc. (e)	4,431	303,391
Helmerich & Payne, Inc. (e)	6,163	377,792
Oceaneering International, Inc.	9,454	513,069
SEACOR Holdings, Inc. (a)	3,607	356,660
		1,556,995
Oil, Gas & Consumable Fuels - 5.8%
Cloud Peak Energy, Inc. (a)	10,462	185,387
CVR Energy, Inc. (a)	11,929	324,588
Denbury Resources, Inc. (a)	25,500	507,705
El Paso Corp.	6,670	185,493
EQT Corp.	3,801	201,529
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Golar LNG Ltd. (NASDAQ)	7,011	$ 297,757
HollyFrontier Corp.	14,344	468,045
Murphy Oil Corp.	9,245	591,125
Noble Energy, Inc.	3,757	366,871
Peabody Energy Corp.	8,124	283,365
Pioneer Natural Resources Co.	253	27,739
Spectra Energy Corp.	1,740	54,601
Targa Resources Corp.	100	4,443
Tesoro Corp. (a)	15,444	409,729
Valero Energy Corp.	26,778	655,793
		4,564,170
TOTAL ENERGY		6,121,165
FINANCIALS - 16.7%
Capital Markets - 0.8%
American Capital Ltd. (a)	20,345	181,274
Raymond James Financial, Inc.	1,738	61,473
SEI Investments Co.	21,000	414,750
		657,497
Commercial Banks - 4.9%
CapitalSource, Inc.	58,100	392,175
CIT Group, Inc. (a)	4,300	175,053
East West Bancorp, Inc.	14,819	327,796
Fifth Third Bancorp	42,986	585,039
First Citizen Bancshares, Inc.	875	154,131
Huntington Bancshares, Inc.	66,007	385,811
KeyCorp	60,095	486,770
M&T Bank Corp.	4,185	341,580
Regions Financial Corp.	76,245	439,171
SunTrust Banks, Inc.	25,834	593,149
		3,880,675
Consumer Finance - 1.7%
Credit Acceptance Corp. (a)	1,492	143,620
Discover Financial Services	23,200	696,232
SLM Corp.	31,650	498,804
		1,338,656
Diversified Financial Services - 0.9%
Interactive Brokers Group, Inc.	12,000	190,320
NYSE Euronext	4,752	141,467
The NASDAQ Stock Market, Inc. (a)	14,207	374,212
		705,999
Insurance - 3.0%
Allied World Assurance Co. Holdings Ltd.	5,800	382,626
American International Group, Inc. (a)	10,651	311,222
American International Group, Inc. warrants 1/19/21 (a)	574	4,747
American National Insurance Co.	975	70,298

	Shares	Value
Aon Corp.	756	$ 35,388
Arch Capital Group Ltd. (a)	2,757	102,147
Axis Capital Holdings Ltd.	11,700	360,945
HCC Insurance Holdings, Inc.	3,662	111,837
Marsh & McLennan Companies, Inc.	6,393	199,462
Principal Financial Group, Inc.	5,800	160,428
Progressive Corp.	9,732	208,459
Validus Holdings Ltd.	12,685	386,766
		2,334,325
Real Estate Investment Trusts - 4.9%
Annaly Capital Management, Inc.	15,734	261,499
AvalonBay Communities, Inc.	292	37,864
Camden Property Trust (SBI)	6,337	392,894
Equity Lifestyle Properties, Inc.	26	1,729
Equity Residential (SBI)	2,391	136,024
Hospitality Properties Trust (SBI)	12,187	301,385
Host Hotels & Resorts, Inc.	1,195	18,857
Liberty Property Trust (SBI)	11,992	406,769
MFA Financial, Inc.	26,368	192,486
Prologis, Inc.	2,047	68,902
Public Storage	2,940	394,166
Rayonier, Inc.	9,630	428,728
SL Green Realty Corp.	2,862	217,655
Vornado Realty Trust	5,586	456,544
Weyerhaeuser Co.	26,656	556,844
		3,872,346
Thrifts & Mortgage Finance - 0.5%
Washington Federal, Inc.	24,000	388,800
TOTAL FINANCIALS		13,178,298
HEALTH CARE - 9.7%
Biotechnology - 1.0%
Biogen Idec, Inc. (a)	3,109	362,105
United Therapeutics Corp. (a)	8,158	389,381
Vertex Pharmaceuticals, Inc. (a)	53	2,063
		753,549
Health Care Equipment & Supplies - 0.6%
Boston Scientific Corp. (a)	4,972	30,926
C. R. Bard, Inc.	76	7,115
Hill-Rom Holdings, Inc.	1,072	36,416
Intuitive Surgical, Inc. (a)	100	51,162
The Cooper Companies, Inc.	400	31,792
Thoratec Corp. (a)	1,800	62,100
Varian Medical Systems, Inc. (a)(e)	3,702	241,556
Zimmer Holdings, Inc.	585	35,539
		496,606
Health Care Providers & Services - 4.2%
AmerisourceBergen Corp.	8,618	321,882
CIGNA Corp.	9,911	437,174
Coventry Health Care, Inc. (a)	12,948	423,270
Health Net, Inc. (a)	12,490	471,373
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Humana, Inc.	7,209	$ 627,904
Omnicare, Inc.	8,900	313,102
Quest Diagnostics, Inc.	4,689	272,196
Wellcare Health Plans, Inc. (a)	5,900	400,374
		3,267,275
Life Sciences Tools & Services - 2.2%
Agilent Technologies, Inc.	15,304	667,560
Bio-Rad Laboratories, Inc. Class A (a)	2,673	272,432
Charles River Laboratories International, Inc. (a)	10,700	375,891
PerkinElmer, Inc.	716	19,332
Waters Corp. (a)	4,652	416,819
		1,752,034
Pharmaceuticals - 1.7%
Forest Laboratories, Inc. (a)	14,806	481,491
Warner Chilcott PLC (a)	23,294	389,709
Watson Pharmaceuticals, Inc. (a)	8,390	489,305
		1,360,505
TOTAL HEALTH CARE		7,629,969
INDUSTRIALS - 13.3%
Aerospace & Defense - 1.2%
Alliant Techsystems, Inc.	2,200	132,000
Exelis, Inc.	37,385	392,916
Goodrich Corp.	534	67,268
L-3 Communications Holdings, Inc.	5,533	388,693
		980,877
Airlines - 1.0%
Alaska Air Group, Inc. (a)	4,436	304,177
Delta Air Lines, Inc. (a)	53,264	522,520
		826,697
Building Products - 0.5%
Masco Corp. (e)	30,000	356,400
Commercial Services & Supplies - 0.6%
Republic Services, Inc.	16,380	488,615
Construction & Engineering - 0.7%
Fluor Corp.	6,803	411,445
KBR, Inc.	2,997	108,851
		520,296
Electrical Equipment - 1.0%
Hubbell, Inc. Class B	3,198	240,554
Rockwell Automation, Inc.	6,749	539,785
		780,339
Machinery - 7.1%
AGCO Corp. (a)	8,435	435,499
CNH Global NV (a)	9,270	397,776
Cummins, Inc.	3,412	411,385
Dover Corp.	8,040	514,721

	Shares	Value
Eaton Corp.	9,003	$ 469,867
Ingersoll-Rand PLC	1,773	70,707
ITT Corp.	292	7,285
Kennametal, Inc.	6,167	284,114
Lincoln Electric Holdings, Inc.	2,600	120,094
Oshkosh Truck Corp. (a)	16,400	382,284
Pall Corp.	7,914	502,143
Parker Hannifin Corp.	6,474	581,430
Sauer-Danfoss, Inc. (a)	900	48,726
SPX Corp.	975	71,312
Timken Co.	9,765	511,686
Toro Co.	5,900	399,666
Wabtec Corp.	5,500	411,015
Xylem, Inc.	585	15,198
		5,634,908
Trading Companies & Distributors - 1.2%
MSC Industrial Direct Co., Inc. Class A	4,800	381,168
W.W. Grainger, Inc.	2,700	560,871
		942,039
TOTAL INDUSTRIALS		10,530,171
INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 0.5%
Brocade Communications Systems, Inc. (a)	68,600	396,508
Computers & Peripherals - 2.0%
Lexmark International, Inc. Class A	5,700	210,216
NetApp, Inc. (a)	6,209	266,987
SanDisk Corp. (a)	9,888	489,060
Western Digital Corp. (a)	15,682	615,519
		1,581,782
Electronic Equipment & Components - 1.4%
Avnet, Inc. (a)	10,500	375,270
Ingram Micro, Inc. Class A (a)	21,000	401,730
Tech Data Corp. (a)(e)	7,000	374,360
		1,151,360
IT Services - 4.2%
Amdocs Ltd. (a)	14,192	435,269
Computer Sciences Corp.	11,559	367,114
DST Systems, Inc.	5,479	290,387
Fidelity National Information Services, Inc.	14,250	452,152
Fiserv, Inc. (a)	7,137	473,183
Global Payments, Inc.	7,957	410,740
The Western Union Co.	26,211	457,906
Total System Services, Inc.	19,079	417,449
		3,304,200
Office Electronics - 0.1%
Xerox Corp.	6,374	52,458
Semiconductors & Semiconductor Equipment - 3.1%
Avago Technologies Ltd.	14,562	547,677
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
KLA-Tencor Corp.	7,200	$ 348,480
Lam Research Corp. (a)(e)	10,700	446,190
Linear Technology Corp.	6,064	203,023
LSI Corp. (a)	43,100	370,660
Marvell Technology Group Ltd. (a)	32,307	484,605
Micron Technology, Inc. (a)	100	855
NVIDIA Corp. (a)	2,001	30,315
		2,431,805
Software - 3.8%
Activision Blizzard, Inc.	33,582	401,305
Autodesk, Inc. (a)	13,953	528,121
BMC Software, Inc. (a)	11,791	441,455
CA, Inc.	700	18,921
Citrix Systems, Inc. (a)	960	71,750
Intuit, Inc.	11,553	668,226
MICROS Systems, Inc. (a)	100	5,193
Solera Holdings, Inc.	100	4,800
Synopsys, Inc. (a)	13,800	420,486
TIBCO Software, Inc. (a)	16,200	469,314
		3,029,571
TOTAL INFORMATION TECHNOLOGY		11,947,684
MATERIALS - 6.6%
Chemicals - 4.8%
Albemarle Corp.	5,897	392,268
Cabot Corp.	4,366	176,867
CF Industries Holdings, Inc.	3,420	636,120
Eastman Chemical Co.	10,602	573,886
Ecolab, Inc.	10,900	654,000
FMC Corp.	800	79,176
Huntsman Corp.	12,010	164,057
PPG Industries, Inc.	6,575	599,969
Rockwood Holdings, Inc. (a)	8,756	466,257
Valspar Corp.	400	18,540
		3,761,140
Containers & Packaging - 0.5%
Aptargroup, Inc.	100	5,278
Sealed Air Corp.	21,565	423,321
		428,599
Metals & Mining - 0.0%
Royal Gold, Inc.	100	6,945
Steel Dynamics, Inc.	1,100	16,291
		23,236

	Shares	Value
Paper & Forest Products - 1.3%
Domtar Corp.	3,886	$ 372,551
International Paper Co.	18,331	644,335
		1,016,886
TOTAL MATERIALS		5,229,861
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.2%
Vonage Holdings Corp. (a)	45,167	107,949
Wireless Telecommunication Services - 0.9%
MetroPCS Communications, Inc. (a)	34,800	358,440
Telephone & Data Systems, Inc.	14,842	375,057
		733,497
TOTAL TELECOMMUNICATION SERVICES		841,446
UTILITIES - 4.7%
Electric Utilities - 1.7%
Entergy Corp.	8,092	539,170
Northeast Utilities	7,149	256,649
Pinnacle West Capital Corp.	6,220	292,527
Progress Energy, Inc.	5,415	287,428
		1,375,774
Multi-Utilities - 2.6%
Alliant Energy Corp.	9,500	405,080
Ameren Corp.	14,100	452,187
CenterPoint Energy, Inc.	23,700	461,913
DTE Energy Co.	1,200	64,788
NSTAR	1,900	89,110
Xcel Energy, Inc.	20,400	540,396
		2,013,474
Water Utilities - 0.4%
American Water Works Co., Inc.	9,750	334,230
TOTAL UTILITIES		3,723,478
TOTAL COMMON STOCKS (Cost $69,633,209)		77,207,689
U.S. Treasury Obligations - 0.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.06% 3/1/12 to 6/7/12 (f) (Cost $349,973)	$ 350,000	349,953
Money Market Funds - 6.3%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (c)	3,116,948	$ 3,116,948
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(d)	1,839,049	1,839,049
TOTAL MONEY MARKET FUNDS (Cost $4,955,997)		4,955,997
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $74,939,179)		82,513,639
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(3,452,169)
NET ASSETS - 100%		$ 79,061,470
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
19 CME E-mini S&P Midcap 400 Index Contracts	March 2012	$ 1,855,540	$ 218,104
The face value of futures purchased as a percentage of net assets is 2.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $319,953.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 10,851
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 12,578,796	$ 12,578,796	$ -	$ -
Consumer Staples	5,426,821	5,426,821	-	-
Energy	6,121,165	6,121,165	-	-
Financials	13,178,298	13,178,298	-	-
Health Care	7,629,969	7,629,969	-	-
Industrials	10,530,171	10,530,171	-	-
Information Technology	11,947,684	11,947,684	-	-
Materials	5,229,861	5,229,861	-	-
Telecommunication Services	841,446	841,446	-	-
Utilities	3,723,478	3,723,478	-	-
U.S. Government and Government Agency Obligations	349,953	-	349,953	-
Money Market Funds	4,955,997	4,955,997	-	-
Total Investments in Securities:	$ 82,513,639	$ 82,163,686	$ 349,953	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 218,104	$ 218,104	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 218,104	$ -
Total Value of Derivatives	$ 218,104	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Mid Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2012

Assets
Investment in securities, at value (including securities loaned of $1,785,346) - See accompanying schedule: Unaffiliated issuers (cost $73,100,130)	$ 80,674,590
Fidelity Central Funds (cost $1,839,049)	1,839,049
Total Investments (cost $74,939,179)		$ 82,513,639
Receivable for investments sold		4,598,743
Receivable for fund shares sold		40,926
Dividends receivable		114,556
Interest receivable		247
Distributions receivable from Fidelity Central Funds		110
Total assets		87,268,221

Liabilities
Payable for investments purchased	$ 6,074,501
Payable for fund shares redeemed	241,934
Accrued management fee	29,695
Payable for daily variation margin on futures contracts	11,672
Other affiliated payables	9,900
Collateral on securities loaned, at value	1,839,049
Total liabilities		8,206,751

Net Assets		$ 79,061,470
Net Assets consist of:
Paid in capital		$ 72,462,475
Undistributed net investment income		118,757
Accumulated undistributed net realized gain (loss) on investments		(1,312,326)
Net unrealized appreciation (depreciation) on investments		7,792,564
Net Assets, for 8,079,728 shares outstanding		$ 79,061,470
Net Asset Value, offering price and redemption price per share ($79,061,470 ÷ 8,079,728 shares)		$ 9.79

Statement of Operations

	Year ended February 29, 2012

Investment Income
Dividends		$ 1,135,110
Interest		2,284
Income from Fidelity Central Funds		10,851
Total income		1,148,245

Expenses
Management fee	$ 317,094
Transfer agent fees	105,912
Independent trustees' compensation	641
Miscellaneous	190
Total expenses before reductions	423,837
Expense reductions	(1)	423,836
Net investment income (loss)		724,409
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,804,560
Futures contracts	(66,140)
Total net realized gain (loss)		4,738,420
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,617,134)
Futures contracts	129,998
Total change in net unrealized appreciation (depreciation)		(4,487,136)
Net gain (loss)		251,284
Net increase (decrease) in net assets resulting from operations		$ 975,693

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2012	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 724,409	$ 492,189
Net realized gain (loss)	4,738,420	1,994,944
Change in net unrealized appreciation (depreciation)	(4,487,136)	8,683,577
Net increase (decrease) in net assets resulting from operations	975,693	11,170,710
Distributions to shareholders from net investment income	(511,180)	(484,592)
Distributions to shareholders from net realized gain	(4,128,001)	(1,597,001)
Total distributions	(4,639,181)	(2,081,593)
Share transactions Proceeds from sales of shares	48,633,295	33,715,367
Reinvestment of distributions	4,485,129	2,003,001
Cost of shares redeemed	(32,503,734)	(16,323,316)
Net increase (decrease) in net assets resulting from share transactions	20,614,690	19,395,052
Redemption fees	6,307	2,930
Total increase (decrease) in net assets	16,957,509	28,487,099
Net Assets
Beginning of period	62,103,961	33,616,862
End of period (including undistributed net investment income of $118,757 and undistributed net investment income of $43,832, respectively)	$ 79,061,470	$ 62,103,961
Other Information Shares
Sold	5,003,022	3,640,627
Issued in reinvestment of distributions	482,205	217,027
Redeemed	(3,448,788)	(1,848,838)
Net increase (decrease)	2,036,439	2,008,816

Financial Highlights

Years ended February 28,	2012 I	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 8.33	$ 5.12	$ 9.16	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.10	.09	.10	.02
Net realized and unrealized gain (loss)	.05	2.30	3.20	(4.07)	(.86)
Total from investment operations	.15	2.40	3.29	(3.97)	(.84)
Distributions from net investment income	(.07)	(.10)	(.08)	(.08)	-
Distributions from net realized gain	(.58)	(.35)	-	-	-
Total distributions	(.64) K	(.45)	(.08)	(.08)	-
Redemption fees added to paid in capital D	- J	- J	- J	.01	- J
Net asset value, end of period	$ 9.79	$ 10.28	$ 8.33	$ 5.12	$ 9.16
Total Return B,C	1.91%	29.44%	64.37%	(43.40)%	(8.40)%
Ratios to Average Net Assets E,H
Expenses before reductions	.60%	.60%	.60%	.60%	.60% A
Expenses net of fee waivers, if any	.60%	.60%	.60%	.60%	.60% A
Expenses net of all reductions	.60%	.60%	.60%	.60%	.60% A
Net investment income (loss)	1.03%	1.16%	1.21%	1.39%	1.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 79,061	$ 62,104	$ 33,617	$ 14,235	$ 5,967
Portfolio turnover rate F	92%	59%	80% L	58% L	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

G For the period December 20, 2007 (commencement of operations) to February 29, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I For the year ended February 29.

J Amount represents less than $.01 per share.

K Total distributions of $.64 per share is comprised of distributions from net investment income of $.069 and distributions from net realized gain of $.575 per share.

L Reflects adjustments to exclude transactions in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Small Cap Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2012	Past 1 year	Life of fund A
Fidelity Small Cap Enhanced Index Fund	2.87%	2.89%

A From December 20, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Small Cap Enhanced Index Fund on December 20, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Annual Report

Fidelity Small Cap Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap: U.S. stocks rose for the 12 months ending February 29, 2012, as encouraging economic news sparked a strong late-period rally that lifted major equity benchmarks past a number of significant milestones. Stocks recovered from early-period uncertainty that followed the March 2011 earthquake, tsunami and nuclear meltdown in Japan, but plummeted during the summer amid Europe's debt woes and a historic U.S. credit-rating downgrade. Despite continued volatility and mixed economic news, markets began to recover in early October. Investors gravitated toward defensive sectors and the perceived safety of larger, more-established and dividend-paying names, helping the Dow Jones® Industrial Average advance 8.83%, and close above the psychologically important 13,000 mark in late February - for the first time since May 2008. The rally accelerated late in the period and the market broadened, as investor confidence improved amid encouraging manufacturing, housing and employment data, and signs of progress in Europe. For the year, the S&P 500® Index added 5.12%, closing near a four-year high on the period's second-to-last day. The technology-laden Nasdaq Composite® Index added 7.73%, flirting with the 3,000 mark, its highest level in 12 years. Foreign developed-markets stocks reeled over Europe's turmoil, and the MSCI® EAFE® (Europe, Australasia, Far East) Index fell 7.35%.

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Fidelity® Small Cap Enhanced Index Fund: For the year ending February 29, 2012, the fund gained 2.87%, significantly outpacing the -0.15 return of the Russell 2000® Index. The fund's strong relative performance was the result of highly favorable security selection. In consumer discretionary, for example, the consumer durables/apparel and retailing industries were especially helpful, more than making up for weak results in media. In financials, diversified financials and banks led the way. Stock picking in energy and information technology also contributed. In contrast, poor sector positioning in health care and weak stock picking in the capital goods industry within industrials hurt. Very strong quarterly profits throughout the period helped lift the shares of pizza delivery chain Domino's Pizza. PriceSmart, a U.S.-based membership warehouse retailer focused on Central America and the Caribbean, also performed very well for the fund, as did Arctic Cat, a maker of snowmobiles and all-terrain vehicles. Other outperformers included two specialty mattress manufacturers - Tempur-Pedic International, which was not in the benchmark, and Select Comfort. In contrast, the biggest individual detractor was Global Sources, a business-to-business marketing and media company with shares listed in Bermuda. Lincoln Educational Services, which provides post-secondary, career-oriented education, and silver producer Hecla Mining also lost significant ground. Several of the stocks I've mentioned were not in the portfolio at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Small Cap Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Wellcare Health Plans, Inc.	0.8	0.7
Domino's Pizza, Inc.	0.7	0.6
Nu Skin Enterprises, Inc. Class A	0.7	0.7
Centene Corp.	0.7	0.6
Pier 1 Imports, Inc.	0.7	0.5
Aspen Technology, Inc.	0.7	0.6
Hexcel Corp.	0.7	0.7
Rent-A-Center, Inc.	0.7	0.6
CVR Energy, Inc.	0.7	0.8
H.B. Fuller Co.	0.7	0.5
	7.1
Market Sectors as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.8	19.1
Information Technology	17.2	15.2
Consumer Discretionary	15.1	14.0
Industrials	14.5	12.9
Health Care	10.9	10.5
Materials	6.6	6.5
Energy	6.4	7.2
Consumer Staples	3.5	5.0
Utilities	2.8	3.1
Telecommunication Services	0.8	1.3

Annual Report

Fidelity Small Cap Enhanced Index Fund

Investments February 29, 2012

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 15.1%
Auto Components - 0.8%
Dana Holding Corp.	38,196	$ 611,136
Standard Motor Products, Inc.	16,863	383,127
		994,263
Distributors - 0.4%
Core-Mark Holding Co., Inc.	295	11,824
VOXX International Corp. (a)	40,200	514,158
		525,982
Diversified Consumer Services - 0.5%
Capella Education Co. (a)	1,070	41,516
Lincoln Educational Services Corp.	32,300	273,258
Sotheby's Class A (Ltd. vtg.)	7,405	291,313
		606,087
Hotels, Restaurants & Leisure - 3.5%
AFC Enterprises, Inc. (a)	2,499	39,959
Ameristar Casinos, Inc.	25,168	499,333
Biglari Holdings, Inc. (a)	618	253,695
Bob Evans Farms, Inc.	16,400	603,520
Carrols Restaurant Group, Inc. (a)	4,700	55,836
CEC Entertainment, Inc.	2,000	76,320
DineEquity, Inc. (a)	2,307	123,148
Domino's Pizza, Inc. (a)	23,679	910,694
Krispy Kreme Doughnuts, Inc. (a)	12,900	105,522
Multimedia Games Holdng Co., Inc. (a)	1,981	20,266
Papa John's International, Inc. (a)	11,873	441,201
Ruth's Hospitality Group, Inc. (a)(e)	13,547	84,398
Scientific Games Corp. Class A (a)	23,900	251,189
Shuffle Master, Inc. (a)	2,043	29,828
Sonic Corp. (a)	54,665	451,533
The Cheesecake Factory, Inc. (a)(e)	11,800	349,752
		4,296,194
Household Durables - 2.0%
Blyth, Inc.	6,096	388,925
Helen of Troy Ltd. (a)	13,925	452,563
iRobot Corp. (a)	7,119	181,677
Libbey, Inc. (a)	7,710	96,761
M.D.C. Holdings, Inc.	10,848	266,644
Tempur-Pedic International, Inc. (a)	7,641	603,639
Tupperware Brands Corp.	7,394	463,530
		2,453,739
Leisure Equipment & Products - 1.7%
Arctic Cat, Inc. (a)	17,807	654,941
Brunswick Corp.	8,133	194,460
Leapfrog Enterprises, Inc. Class A (a)	4,571	32,134
Polaris Industries, Inc.	9,528	629,420
Smith & Wesson Holding Corp. (a)	2,679	14,011
Steinway Musical Instruments, Inc. (a)	866	21,615
Sturm, Ruger & Co., Inc.	12,019	502,154
		2,048,735

	Shares	Value
Media - 0.3%
Global Sources Ltd. (a)	53,046	$ 282,735
Specialty Retail - 5.3%
Aeropostale, Inc. (a)	24,251	435,790
America's Car Mart, Inc. (a)	2,632	117,414
bebe Stores, Inc.	15,900	142,464
Big 5 Sporting Goods Corp.	2,200	17,138
Build-A-Bear Workshop, Inc. (a)	1,049	5,717
Conn's, Inc. (a)(e)	17,900	237,354
Express, Inc. (a)	25,487	606,591
Finish Line, Inc. Class A	29,658	681,837
GNC Holdings, Inc.	15,059	487,460
Group 1 Automotive, Inc.	5,210	268,680
Kirkland's, Inc. (a)	622	9,921
Pier 1 Imports, Inc. (a)	48,921	839,974
Rent-A-Center, Inc.	22,815	808,107
Select Comfort Corp. (a)	26,126	773,068
Stein Mart, Inc. (a)	9,900	70,983
Systemax, Inc. (a)	2,400	46,320
The Cato Corp. Class A (sub. vtg.)	19,328	523,982
Tractor Supply Co.	4,437	379,230
		6,452,030
Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc. (a)	8,760	172,134
Iconix Brand Group, Inc. (a)	9,000	163,440
Movado Group, Inc.	20,125	430,675
		766,249
TOTAL CONSUMER DISCRETIONARY		18,426,014
CONSUMER STAPLES - 3.5%
Beverages - 0.2%
Coca-Cola Bottling Co. CONSOLIDATED	3,285	211,685
National Beverage Corp.	1,453	23,263
		234,948
Food & Staples Retailing - 1.2%
Andersons, Inc.	2,503	107,854
Casey's General Stores, Inc.	6,000	307,380
Ingles Markets, Inc. Class A	800	14,296
Rite Aid Corp. (a)	61,800	95,172
Ruddick Corp.	17,459	715,121
Spartan Stores, Inc.	3,500	62,440
Susser Holdings Corp. (a)	3,025	76,654
The Pantry, Inc. (a)	1,623	20,174
Village Super Market, Inc. Class A	100	3,009
Winn-Dixie Stores, Inc. (a)	5,443	51,600
		1,453,700
Food Products - 1.1%
B&G Foods, Inc. Class A	28,554	664,737
Darling International, Inc. (a)	627	10,026
Fresh Del Monte Produce, Inc.	18,610	417,981
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Seneca Foods Corp. Class A (a)	695	$ 17,806
Smart Balance, Inc. (a)	28,109	168,373
		1,278,923
Personal Products - 1.0%
Elizabeth Arden, Inc. (a)(e)	6,968	258,861
Nature's Sunshine Products, Inc. (a)	5,261	77,600
Nu Skin Enterprises, Inc. Class A	15,717	907,814
Nutraceutical International Corp. (a)	800	10,416
Schiff Nutrition International, Inc. (a)	1,600	17,856
		1,272,547
TOTAL CONSUMER STAPLES		4,240,118
ENERGY - 6.4%
Energy Equipment & Services - 2.6%
Bristow Group, Inc.	4,352	205,458
Gulf Island Fabrication, Inc.	8,301	243,302
Helix Energy Solutions Group, Inc. (a)	41,761	803,482
Hercules Offshore, Inc. (a)	73,082	371,257
Newpark Resources, Inc. (a)	63,926	503,098
OYO Geospace Corp. (a)	4,264	469,253
RigNet, Inc. (a)	11,641	197,897
Superior Energy Services, Inc. (a)	3,052	89,546
Tesco Corp. (a)(e)	17,430	267,028
TETRA Technologies, Inc. (a)	7,132	64,830
		3,215,151
Oil, Gas & Consumable Fuels - 3.8%
Alon USA Energy, Inc.	27,700	260,380
Callon Petroleum Co. (a)	22,861	161,399
CAMAC Energy, Inc. (a)(e)	5,981	5,263
Cloud Peak Energy, Inc. (a)	21,936	388,706
Crosstex Energy, Inc.	19,631	269,534
CVR Energy, Inc. (a)	29,688	807,810
Golar LNG Ltd. (NASDAQ)	8,700	369,489
Rex American Resources Corp. (a)	7,931	243,244
Stone Energy Corp. (a)	20,099	642,163
Targa Resources Corp.	3,900	173,277
Vaalco Energy, Inc. (a)(e)	72,899	575,173
Warren Resources, Inc. (a)	30,987	120,849
Western Refining, Inc. (e)	32,600	591,690
		4,608,977
TOTAL ENERGY		7,824,128
FINANCIALS - 19.8%
Capital Markets - 1.1%
American Capital Ltd. (a)	71,743	639,230
Arlington Asset Investment Corp.	362	8,362
Gleacher & Co., Inc. (a)	29,872	45,405
Kohlberg Capital Corp.	12,800	89,600

	Shares	Value
Medallion Financial Corp.	2,647	$ 28,985
SWS Group, Inc.	2,458	13,740
TICC Capital Corp.	19,050	186,309
Triangle Capital Corp.	16,385	319,508
		1,331,139
Commercial Banks - 4.4%
Alliance Financial Corp.	2,608	76,988
American National Bankshares, Inc.	3,203	68,064
BancFirst Corp.	1,979	81,000
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	29,205	569,790
Bank of Marin Bancorp	2,098	73,787
Bank of the Ozarks, Inc.	13,750	403,563
Banner Bank	29,100	599,751
BBCN Bancorp, Inc. (a)	4,319	44,270
Boston Private Financial Holdings, Inc.	8,132	77,498
Central Pacific Financial Corp. (a)(e)	7,131	98,693
Citizens & Northern Corp.	5,531	110,067
Columbia Banking Systems, Inc.	1,577	33,354
Community Bank System, Inc.	4,013	109,635
Eagle Bancorp, Inc., Maryland (a)(e)	5,939	92,114
Financial Institutions, Inc.	532	8,704
First Interstate Bancsystem, Inc.	1,876	25,514
First Merchants Corp.	10,847	120,185
Hanmi Financial Corp. (a)	25,347	219,758
MainSource Financial Group, Inc.	3,635	36,859
Merchants Bancshares, Inc.	12,912	359,599
National Penn Bancshares, Inc.	8,069	70,604
Old National Bancorp, Indiana	24,338	294,003
Orrstown Financial Services, Inc.	69	597
Pacific Capital Bancorp NA (a)(e)	13,728	384,521
Park Sterling Corp. (a)	2,148	9,773
Peoples Bancorp, Inc.	2,000	32,340
PrivateBancorp, Inc.	20,278	294,031
Republic Bancorp, Inc., Kentucky Class A	16,229	422,928
SCBT Financial Corp.	717	22,205
Southside Bancshares, Inc.	4,486	95,597
Southwest Bancorp, Inc., Oklahoma (a)	635	5,436
State Bank Financial Corp. (a)	10,082	163,732
Sterling Financial Corp., Washington (a)	784	15,257
Susquehanna Bancshares, Inc.	3,700	34,299
Washington Banking Co., Oak Harbor	459	5,825
Washington Trust Bancorp, Inc.	6,033	141,836
WesBanco, Inc.	9,172	178,854
		5,381,031
Consumer Finance - 3.0%
Advance America Cash Advance Centers, Inc.	62,253	645,564
Cash America International, Inc.	11,594	537,730
Credit Acceptance Corp. (a)	4,873	469,075
EZCORP, Inc. (non-vtg.) Class A (a)	19,122	602,343
First Cash Financial Services, Inc. (a)	10,062	425,220
Nelnet, Inc. Class A	28,497	752,891
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Nicholas Financial, Inc.	269	$ 3,489
World Acceptance Corp. (a)	2,563	162,802
		3,599,114
Diversified Financial Services - 0.4%
Compass Diversified Holdings	6,300	94,059
MarketAxess Holdings, Inc.	10,281	340,507
PHH Corp. (a)	7,300	99,426
Vector Capital Corp. rights	8,300	0
		533,992
Insurance - 1.1%
Employers Holdings, Inc.	2,261	39,093
FBL Financial Group, Inc. Class A	15,260	518,382
First American Financial Corp.	5,642	86,887
Flagstone Reinsurance Holdings Ltd.	7,228	57,246
Horace Mann Educators Corp.	2,194	38,022
Maiden Holdings Ltd.	54,478	471,235
Primerica, Inc.	1,421	35,553
ProAssurance Corp.	1,036	90,919
Symetra Financial Corp.	4,626	45,982
		1,383,319
Real Estate Investment Trusts - 8.8%
AG Mortgage Investment Trust, Inc. (e)	27,600	549,792
Alexanders, Inc.	1,073	407,150
American Capital Mortgage Investment Corp. (e)	20,961	451,919
Anworth Mortgage Asset Corp.	88,909	577,909
Capstead Mortgage Corp.	48,843	649,612
CBL & Associates Properties, Inc.	38,119	672,038
Crexus Investment Corp.	39,310	438,307
CubeSmart	27,000	304,560
Dynex Capital, Inc.	19,891	189,163
Education Realty Trust, Inc.	14,900	153,172
Equity Lifestyle Properties, Inc.	10,563	702,545
Extra Space Storage, Inc.	15,113	398,530
Hatteras Financial Corp.	1,455	41,438
Highwoods Properties, Inc. (SBI)	18,503	592,096
Home Properties, Inc.	12,306	709,195
LTC Properties, Inc.	19,228	593,376
MFA Financial, Inc.	97,769	713,714
Mid-America Apartment Communities, Inc.	4,915	306,549
Mission West Properties, Inc.	13,202	132,020
National Health Investors, Inc.	2,486	117,165
NorthStar Realty Finance Corp.	16,657	88,948
Pennymac Mortgage Investment Trust	13,296	239,328
PS Business Parks, Inc.	10,010	624,824
RAIT Financial Trust (e)	30,900	163,770
RLJ Lodging Trust	4,385	76,825
Sabra Health Care REIT, Inc.	14,893	212,672
Saul Centers, Inc.	6,438	243,743

	Shares	Value
Universal Health Realty Income Trust (SBI)	1,667	$ 62,996
Urstadt Biddle Properties, Inc. Class A	2,522	47,968
Winthrop Realty Trust	17,408	198,277
		10,659,601
Thrifts & Mortgage Finance - 1.0%
BofI Holding, Inc. (a)	20,957	343,485
Dime Community Bancshares, Inc.	19,380	269,770
Doral Financial Corp. (a)	133,300	186,620
Flushing Financial Corp.	9,587	124,152
Fox Chase Bancorp, Inc.	5,400	67,554
Kaiser Federal Financial Group, Inc.	4,828	65,226
NASB Financial, Inc. (a)	705	9,778
Ocwen Financial Corp. (a)	8,240	132,746
		1,199,331
TOTAL FINANCIALS		24,087,527
HEALTH CARE - 10.9%
Biotechnology - 2.4%
Alkermes PLC (a)	4,300	75,723
ARIAD Pharmaceuticals, Inc. (a)	3,600	51,624
Astex Pharmaceuticals, Inc. (a)(e)	102,328	187,260
AVEO Pharmaceuticals, Inc. (a)	23,073	300,872
Biosante Pharmaceuticals, Inc. (a)	273,800	211,538
Cepheid, Inc. (a)	1,929	77,912
Cubist Pharmaceuticals, Inc. (a)	1,748	74,919
Emergent BioSolutions, Inc. (a)	5,800	88,566
Geron Corp. (a)	36,600	73,200
Idenix Pharmaceuticals, Inc. (a)	19,600	230,692
Maxygen, Inc. (a)	11,400	62,586
Medivation, Inc. (a)	3,332	218,279
Momenta Pharmaceuticals, Inc. (a)	13,200	193,512
Nabi Biopharmaceuticals (a)	51,004	95,377
Neurocrine Biosciences, Inc. (a)	6,325	49,778
ONYX Pharmaceuticals, Inc. (a)	2,821	108,101
Osiris Therapeutics, Inc. (a)(e)	5,786	30,203
PDL BioPharma, Inc.	59,002	376,433
Progenics Pharmaceuticals, Inc. (a)	8,100	78,975
SciClone Pharmaceuticals, Inc. (a)(e)	38,256	179,421
Spectrum Pharmaceuticals, Inc. (a)(e)	13,985	198,447
		2,963,418
Health Care Equipment & Supplies - 2.9%
Accuray, Inc. (a)	939	6,366
ArthroCare Corp. (a)	16,802	438,532
Atrion Corp.	200	41,200
Cantel Medical Corp.	8,448	170,565
CONMED Corp.	5,000	149,200
Greatbatch, Inc. (a)	18,169	449,683
Haemonetics Corp. (a)(e)	1,724	115,560
Invacare Corp.	17,330	286,118
Kensey Nash Corp.	5,668	127,983
OraSure Technologies, Inc. (a)	6,200	62,186
RTI Biologics, Inc. (a)	70,184	259,681
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Sirona Dental Systems, Inc. (a)	10,262	$ 512,074
SurModics, Inc. (a)(e)	5,200	73,840
Symmetry Medical, Inc. (a)	4,452	32,232
Thoratec Corp. (a)	15,957	550,517
Young Innovations, Inc.	7,269	219,887
		3,495,624
Health Care Providers & Services - 4.2%
Alliance Healthcare Services, Inc. (a)	4,100	5,576
AMERIGROUP Corp. (a)	8,428	572,514
Centene Corp. (a)	18,543	904,898
Chemed Corp.	5,212	322,206
Chindex International, Inc. (a)	2,422	22,597
Five Star Quality Care, Inc. (a)	93,135	329,698
Magellan Health Services, Inc. (a)	13,874	655,685
Metropolitan Health Networks, Inc. (a)(e)	4,263	35,639
Molina Healthcare, Inc. (a)(e)	21,771	739,343
National Healthcare Corp.	461	20,662
PharMerica Corp. (a)	2,797	34,291
Providence Service Corp. (a)	9,538	143,547
Select Medical Holdings Corp. (a)	711	5,987
Skilled Healthcare Group, Inc. (a)	1,770	11,558
Sun Healthcare Group, Inc. (a)	4,100	18,286
Triple-S Management Corp. (a)	3,488	82,561
Universal American Spin Corp. (a)	28,032	317,883
Wellcare Health Plans, Inc. (a)	14,247	966,801
		5,189,732
Health Care Technology - 0.3%
Computer Programs & Systems, Inc.	2,500	152,100
HealthStream, Inc. (a)(e)	6,400	130,752
MedAssets, Inc. (a)	5,147	73,499
		356,351
Life Sciences Tools & Services - 0.2%
Affymetrix, Inc. (a)	52,416	218,575
Medtox Scientific, Inc. (a)	1,600	24,800
		243,375
Pharmaceuticals - 0.9%
Cornerstone Therapeutics, Inc. (a)	6,486	37,230
Medicis Pharmaceutical Corp. Class A	1,117	39,028
Par Pharmaceutical Companies, Inc. (a)	8,048	298,661
Pozen, Inc. (a)	8,520	37,147
Questcor Pharmaceuticals, Inc. (a)(e)	255	9,920
Salix Pharmaceuticals Ltd. (a)(e)	2,043	100,761
ViroPharma, Inc. (a)	16,554	530,721
		1,053,468
TOTAL HEALTH CARE		13,301,968

	Shares	Value
INDUSTRIALS - 14.5%
Aerospace & Defense - 3.0%
AeroVironment, Inc. (a)	6,300	$ 179,424
American Science & Engineering, Inc.	776	56,415
Ceradyne, Inc.	14,476	447,453
Cubic Corp.	6,179	295,356
Curtiss-Wright Corp.	21,037	781,525
Esterline Technologies Corp. (a)	9,992	648,980
Hexcel Corp. (a)(e)	32,000	808,640
LMI Aerospace, Inc. (a)	3,189	64,896
Moog, Inc. Class A (a)	9,803	430,450
		3,713,139
Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings, Inc. (a)	10,168	433,360
Park-Ohio Holdings Corp. (a)	4,124	77,325
		510,685
Airlines - 1.3%
Alaska Air Group, Inc. (a)	11,710	802,955
Hawaiian Holdings, Inc. (a)	3,507	18,622
JetBlue Airways Corp. (a)	7,777	39,663
Republic Airways Holdings, Inc. (a)	2,724	14,464
Spirit Airlines, Inc. (a)	7,098	138,624
US Airways Group, Inc. (a)	76,376	565,946
		1,580,274
Building Products - 0.2%
American Woodmark Corp.	1,300	18,473
Gibraltar Industries, Inc. (a)	16,655	230,172
		248,645
Commercial Services & Supplies - 1.8%
Cenveo, Inc. (a)	2,522	9,836
Consolidated Graphics, Inc. (a)	7,328	342,144
Courier Corp.	1,000	10,780
Encore Capital Group, Inc. (a)	11,803	262,971
Ennis, Inc.	2,700	45,252
G&K Services, Inc. Class A	17,539	584,575
Intersections, Inc.	13,500	157,545
Multi-Color Corp.	1,114	24,363
Steelcase, Inc. Class A	21,900	192,282
Sykes Enterprises, Inc. (a)	2,387	32,893
Tetra Tech, Inc. (a)	10,152	249,333
TMS International Corp.	3,100	36,890
Unifirst Corp. Massachusetts	3,900	234,312
		2,183,176
Construction & Engineering - 0.8%
Great Lakes Dredge & Dock Corp.	66,286	469,968
Layne Christensen Co. (a)	8,400	203,196
MasTec, Inc. (a)	9,432	165,909
Michael Baker Corp. (a)	642	15,491
Pike Electric Corp. (a)	2,693	24,048
Sterling Construction Co., Inc. (a)	6,050	62,739
		941,351
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.6%
Brady Corp. Class A	2,212	$ 70,673
EnerSys (a)	3,990	133,984
Franklin Electric Co., Inc.	9,931	496,649
		701,306
Machinery - 2.9%
Alamo Group, Inc.	2,600	69,862
Albany International Corp. Class A	8,643	206,741
Ampco-Pittsburgh Corp.	900	19,089
Astec Industries, Inc. (a)	4,714	178,896
Briggs & Stratton Corp.	4,492	76,094
Cascade Corp.	6,700	356,708
CLARCOR, Inc.	9,296	469,169
Hurco Companies, Inc. (a)	2,133	50,829
Kadant, Inc. (a)	18,477	403,538
L.B. Foster Co. Class A	3,193	94,034
NACCO Industries, Inc. Class A	417	40,783
Nordson Corp.	10,416	572,568
RBC Bearings, Inc. (a)	7,300	332,223
Sauer-Danfoss, Inc. (a)	2,700	146,178
Sun Hydraulics Corp.	688	22,608
Tennant Co.	7,820	320,933
Twin Disc, Inc.	4,882	156,029
		3,516,282
Professional Services - 0.8%
Barrett Business Services, Inc.	400	6,808
CBIZ, Inc. (a)(e)	8,481	55,127
GP Strategies Corp. (a)	2,004	31,383
Huron Consulting Group, Inc. (a)	1,059	40,433
ICF International, Inc. (a)	4,624	119,900
Insperity, Inc.	10,964	330,345
Kelly Services, Inc. Class A (non-vtg.)	14,391	215,865
Kforce, Inc. (a)	1,592	22,447
Navigant Consulting, Inc. (a)	1,543	20,846
On Assignment, Inc. (a)	5,728	79,505
RPX Corp.	1,709	28,797
TrueBlue, Inc. (a)	2,550	42,228
		993,684
Road & Rail - 1.6%
AMERCO	6,037	628,693
Arkansas Best Corp.	10,900	194,020
Marten Transport Ltd.	3,900	81,393
Quality Distribution, Inc. (a)	4,500	58,545
Swift Transporation Co. (a)	53,400	625,848
Werner Enterprises, Inc.	12,700	307,594
		1,896,093
Trading Companies & Distributors - 0.9%
Aceto Corp.	1,011	8,381
Aircastle Ltd.	3,949	53,746
Applied Industrial Technologies, Inc.	17,707	711,290
Beacon Roofing Supply, Inc. (a)	7,980	188,168

	Shares	Value
DXP Enterprises, Inc. (a)	1,962	$ 72,594
H&E Equipment Services, Inc. (a)	938	16,218
Interline Brands, Inc. (a)	1,765	36,288
SeaCube Container Leasing Ltd.	4,300	70,262
		1,156,947
Transportation Infrastructure - 0.2%
Wesco Aircraft Holdings, Inc. (a)	15,368	226,063
TOTAL INDUSTRIALS		17,667,645
INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 1.1%
Anaren, Inc. (a)	20,185	354,045
Black Box Corp.	3,915	105,392
Communications Systems, Inc.	2,600	37,856
Comtech Telecommunications Corp.	10,200	329,154
Plantronics, Inc.	7,720	287,956
Riverbed Technology, Inc. (a)	2,735	77,865
Tessco Technologies, Inc.	10,789	197,654
		1,389,922
Computers & Peripherals - 0.6%
Cray, Inc. (a)	12,530	99,864
Quantum Corp. (a)	20,423	53,712
Xyratex Ltd.	33,178	568,007
		721,583
Electronic Equipment & Components - 3.4%
Anixter International, Inc. (a)(e)	9,759	678,641
Brightpoint, Inc. (a)	22,305	196,284
Coherent, Inc. (a)	9,634	534,494
Daktronics, Inc.	2,900	26,100
Electro Scientific Industries, Inc.	21,600	298,944
Insight Enterprises, Inc. (a)	17,839	372,835
Measurement Specialties, Inc. (a)(e)	3,503	113,918
MTS Systems Corp.	3,246	159,411
Multi-Fineline Electronix, Inc. (a)	3,513	92,603
Newport Corp. (a)	28,807	481,653
OSI Systems, Inc. (a)	6,671	393,589
PC Connection, Inc.	1,800	16,092
SYNNEX Corp. (a)	17,000	700,910
Vishay Precision Group, Inc. (a)	4,100	60,229
X-Rite, Inc. (a)	8,933	40,466
		4,166,169
Internet Software & Services - 0.5%
InfoSpace, Inc. (a)	24,223	281,229
Liquidity Services, Inc. (a)	5,672	245,314
Perficient, Inc. (a)	2,900	35,032
		561,575
IT Services - 3.2%
Acxiom Corp. (a)	2,632	36,953
CACI International, Inc. Class A (a)	12,484	738,304
Cardtronics, Inc. (a)	15,059	400,419
Convergys Corp. (a)	8,711	112,198
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
CSG Systems International, Inc. (a)	2,855	$ 45,709
Euronet Worldwide, Inc. (a)	9,201	177,487
Global Cash Access Holdings, Inc. (a)	18,194	101,159
Heartland Payment Systems, Inc.	5,701	161,452
Jack Henry & Associates, Inc.	10,572	356,699
Maximus, Inc.	15,283	637,454
Teletech Holdings, Inc. (a)	27,126	414,214
TNS, Inc. (a)	882	16,167
Unisys Corp. (a)	6,870	128,332
VeriFone Systems, Inc. (a)	11,916	570,657
		3,897,204
Semiconductors & Semiconductor Equipment - 2.2%
ATMI, Inc. (a)	3,372	74,285
DSP Group, Inc. (a)	98	626
Entegris, Inc. (a)	63,418	573,299
GT Advanced Technologies, Inc. (a)	32,887	281,513
Kulicke & Soffa Industries, Inc. (a)	54,566	614,413
Lattice Semiconductor Corp. (a)	36,735	242,084
LTX-Credence Corp. (a)	55,951	377,669
Tessera Technologies, Inc. (a)	31,298	525,806
		2,689,695
Software - 6.2%
ACI Worldwide, Inc. (a)	18,359	693,603
Actuate Corp. (a)	26,115	157,735
Aspen Technology, Inc. (a)	39,800	818,288
CommVault Systems, Inc. (a)	3,273	168,789
Fair Isaac Corp.	19,908	805,876
JDA Software Group, Inc. (a)	12,220	306,233
Manhattan Associates, Inc. (a)	15,064	698,367
Monotype Imaging Holdings, Inc. (a)	39,324	551,716
NetScout Systems, Inc. (a)	6,432	136,551
Opnet Technologies, Inc.	5,170	147,593
Parametric Technology Corp. (a)	6,786	181,186
Progress Software Corp. (a)	22,032	510,922
QAD, Inc.:
Class A	4,628	63,172
Class B	3,690	50,738
Quest Software, Inc. (a)	28,056	561,681
SS&C Technologies Holdings, Inc. (a)	944	19,560
Take-Two Interactive Software, Inc. (a)	38,337	592,307
TeleCommunication Systems, Inc. Class A (a)	25,560	68,501
TeleNav, Inc. (a)	28,872	194,020
TIBCO Software, Inc. (a)	20,809	602,837
Vasco Data Security International, Inc. (a)	2,971	26,858
Verint Systems, Inc. (a)	5,038	138,495
		7,495,028
TOTAL INFORMATION TECHNOLOGY		20,921,176

	Shares	Value
MATERIALS - 6.6%
Chemicals - 3.5%
Ferro Corp. (a)	24,385	$ 135,337
FutureFuel Corp.	1,641	18,133
Georgia Gulf Corp. (a)	3,279	105,781
H.B. Fuller Co.	26,755	806,128
Innophos Holdings, Inc.	7,400	372,812
Innospec, Inc. (a)	10,400	321,984
LSB Industries, Inc. (a)	12,600	506,772
Minerals Technologies, Inc.	2,500	161,425
OM Group, Inc. (a)	15,473	425,198
Rockwood Holdings, Inc. (a)	9,492	505,449
Sensient Technologies Corp.	3,614	133,682
TPC Group, Inc. (a)	14,010	486,707
Tredegar Corp.	3,411	79,272
W.R. Grace & Co. (a)	4,068	231,713
		4,290,393
Construction Materials - 0.0%
Headwaters, Inc. (a)	10,204	31,020
Containers & Packaging - 0.3%
Boise, Inc.	26,655	219,371
Myers Industries, Inc.	11,791	157,056
		376,427
Metals & Mining - 1.3%
Coeur d'Alene Mines Corp. (a)	3,500	99,540
Golden Star Resources Ltd. (a)	131,862	263,817
Hecla Mining Co.	96,444	489,936
Noranda Aluminium Holding Corp.	15,298	183,576
Worthington Industries, Inc.	27,500	463,925
		1,500,794
Paper & Forest Products - 1.5%
Buckeye Technologies, Inc.	19,598	669,468
Domtar Corp.	6,353	609,062
Glatfelter	9,152	142,863
Kapstone Paper & Packaging Corp. (a)	19,839	398,764
		1,820,157
TOTAL MATERIALS		8,018,791
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Consolidated Communications Holdings, Inc.	10,366	196,643
HickoryTech Corp.	1,858	19,955
Level 3 Communications, Inc. (a)	15,933	387,331
Premiere Global Services, Inc. (a)	5,500	47,575
Vonage Holdings Corp. (a)	146,554	350,264
		1,001,768
UTILITIES - 2.8%
Electric Utilities - 2.1%
Cleco Corp.	19,848	763,751
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
El Paso Electric Co.	20,198	$ 661,081
Empire District Electric Co.	12,701	253,385
IDACORP, Inc.	2,037	82,458
MGE Energy, Inc.	2,358	103,422
Portland General Electric Co.	27,330	673,411
Unisource Energy Corp.	2,185	80,386
		2,617,894
Gas Utilities - 0.1%
Southwest Gas Corp.	4,389	187,191
Multi-Utilities - 0.5%
Avista Corp.	4,723	116,658
NorthWestern Energy Corp.	14,198	493,097
		609,755
Water Utilities - 0.1%
California Water Service Group	3,372	64,776
Consolidated Water Co., Inc.	1,139	9,420
		74,196
TOTAL UTILITIES		3,489,036
TOTAL COMMON STOCKS (Cost $104,492,602)		118,978,171
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.06% 3/1/12 to 5/3/12 (f) (Cost $279,995)	$ 280,000	279,992
Money Market Funds - 5.9%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	2,498,256	2,498,256
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(d)	4,693,309	4,693,309
TOTAL MONEY MARKET FUNDS (Cost $7,191,565)		7,191,565
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $111,964,162)		126,449,728
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(4,576,174)
NET ASSETS - 100%		$ 121,873,554
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
35 NYFE Russell 2000 Mini Index Contracts	March 2012	$ 2,835,000	$ 51,765
The face value of futures purchased as a percentage of net assets is 2.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $279,992.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 57,890
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 18,426,014	$ 18,426,014	$ -	$ -
Consumer Staples	4,240,118	4,240,118	-	-
Energy	7,824,128	7,824,128	-	-
Financials	24,087,527	24,087,527	-	-
Health Care	13,301,968	13,301,968	-	-
Industrials	17,667,645	17,667,645	-	-
Information Technology	20,921,176	20,921,176	-	-
Materials	8,018,791	8,018,791	-	-
Telecommunication Services	1,001,768	1,001,768	-	-
Utilities	3,489,036	3,489,036	-	-
U.S. Government and Government Agency Obligations	279,992	-	279,992	-
Money Market Funds	7,191,565	7,191,565	-	-
Total Investments in Securities:	$ 126,449,728	$ 126,169,736	$ 279,992	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 51,765	$ 51,765	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 51,765	$ -
Total Value of Derivatives	$ 51,765	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Small Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2012

Assets
Investment in securities, at value (including securities loaned of $4,525,724) - See accompanying schedule: Unaffiliated issuers (cost $107,270,853)	$ 121,756,419
Fidelity Central Funds (cost $4,693,309)	4,693,309
Total Investments (cost $111,964,162)		$ 126,449,728
Receivable for fund shares sold		211,346
Dividends receivable		60,262
Interest receivable		136
Distributions receivable from Fidelity Central Funds		819
Other receivables		5
Total assets		126,722,296

Liabilities
Payable for fund shares redeemed	$ 39,323
Accrued management fee	53,178
Payable for daily variation margin on futures contracts	47,591
Other affiliated payables	15,341
Collateral on securities loaned, at value	4,693,309
Total liabilities		4,848,742

Net Assets		$ 121,873,554
Net Assets consist of:
Paid in capital		$ 106,809,392
Undistributed net investment income		59,138
Accumulated undistributed net realized gain (loss) on investments		467,692
Net unrealized appreciation (depreciation) on investments		14,537,332
Net Assets, for 12,428,197 shares outstanding		$ 121,873,554
Net Asset Value, offering price and redemption price per share ($121,873,554 ÷ 12,428,197 shares)		$ 9.81

Statement of Operations

	Year ended February 29, 2012

Investment Income
Dividends		$ 1,502,701
Interest		3,941
Income from Fidelity Central Funds		57,890
Total income		1,564,532

Expenses
Management fee	$ 596,417
Transfer agent fees	172,343
Independent trustees' compensation	1,038
Miscellaneous	334
Total expenses before reductions	770,132
Expense reductions	(12)	770,120
Net investment income (loss)		794,412
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,152,115
Futures contracts	708,144
Total net realized gain (loss)		11,860,259
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,737,844)
Futures contracts	(209,362)
Total change in net unrealized appreciation (depreciation)		(10,947,206)
Net gain (loss)		913,053
Net increase (decrease) in net assets resulting from operations		$ 1,707,465

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 29, 2012	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 794,412	$ 640,023
Net realized gain (loss)	11,860,259	11,838,428
Change in net unrealized appreciation (depreciation)	(10,947,206)	17,477,961
Net increase (decrease) in net assets resulting from operations	1,707,465	29,956,412
Distributions to shareholders from net investment income	(628,524)	(740,549)
Distributions to shareholders from net realized gain	(12,048,896)	-
Total distributions	(12,677,420)	(740,549)
Share transactions Proceeds from sales of shares	56,252,048	62,154,022
Reinvestment of distributions	12,118,854	708,498
Cost of shares redeemed	(49,441,411)	(63,524,536)
Net increase (decrease) in net assets resulting from share transactions	18,929,491	(662,016)
Redemption fees	84,849	32,519
Total increase (decrease) in net assets	8,044,385	28,586,366
Net Assets
Beginning of period	113,829,169	85,242,803
End of period (including undistributed net investment income of $59,138 and undistributed net investment income of $0, respectively)	$ 121,873,554	$ 113,829,169
Other Information Shares
Sold	5,595,208	6,638,981
Issued in reinvestment of distributions	1,301,330	71,090
Redeemed	(5,089,964)	(6,671,411)
Net increase (decrease)	1,806,574	38,660

Financial Highlights

Years ended February 28,	2012 I	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.72	$ 8.05	$ 5.20	$ 9.03	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.06	.05	.09	.02
Net realized and unrealized gain (loss)	.14	2.67	2.86	(3.87)	(.99)
Total from investment operations	.21	2.73	2.91	(3.78)	(.97)
Distributions from net investment income	(.06)	(.06)	(.06)	(.06)	-
Distributions from net realized gain	(1.08)	-	-	-	-
Total distributions	(1.13) K	(.06)	(.06)	(.06)	-
Redemption fees added to paid in capital D	.01	- J	- J	.01	- J
Net asset value, end of period	$ 9.81	$ 10.72	$ 8.05	$ 5.20	$ 9.03
Total Return B,C	2.87%	34.01%	55.93%	(41.94)%	(9.70)%
Ratios to Average Net Assets E,H
Expenses before reductions	.67%	.67%	.67%	.67%	.67% A
Expenses net of fee waivers, if any	.67%	.67%	.67%	.67%	.67% A
Expenses net of all reductions	.67%	.67%	.67%	.67%	.67% A
Net investment income (loss)	.69%	.63%	.77%	1.29%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 121,874	$ 113,829	$ 85,243	$ 57,443	$ 6,343
Portfolio turnover rate F	79%	90%	98% L	36% L	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

G For the period December 20, 2007 (commencement of operations) to February 29, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I For the year ended February 29.

J Amount represents less than $.01 per share.

K Total distributions of $1.13 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $1.075 per share.

L Reflects adjustments to exclude transactions in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity International Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2012	Past 1 year	Life of fund A
Fidelity International Enhanced Index Fund	-7.81%	-6.03%

A From December 20, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity International Enhanced Index Fund on December 20, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI® EAFE® (Europe, Australasia, Far East) Index performed over the same period.

Annual Report

Fidelity International Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap: International equities experienced turbulent swings during the 12-month period ending February 29, 2012, jostled by a number of headline events. Investors' heightened sensitivity to risk in the face of Europe's sovereign debt crisis and a slow U.S. economic recovery sparked a global sell-off that pushed many overseas markets to their lowest level in more than a year by early fall. In addition, worries increased about a potentially sharp slowdown of gross domestic product (GDP) growth in China - one of the world economy's few bright spots during the Great Recession of 2007-2009. Japan faced its own challenges, as the nation continued to struggle to rebound from its devastating earthquake, tsunami and nuclear disaster in March 2011. After several months of declines, the market staged two mini-rallies, as investors' anxiety began to ease in October and then again later in the period amid hope for a resolution to Europe's debt woes. Despite these gains, the MSCI® ACWI® (All Country World Index) ex USA Index fell 5.99% for the year. Within the index, emerging markets posted a nominal increase, held back partly by a stronger U.S. dollar. The U.K. saw a slight loss, faring better than the rest of Europe (-11%), which was the worst-performing index component. Japan and Canada also had double-digit losses, each falling around 10%, while Asia-Pacific ex Japan declined only about 1%.

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Fidelity® International Enhanced Index Fund: For the year ending February 29, 2012, the fund returned -7.81%, modestly trailing the -7.35% return of the MSCI® EAFE® (Europe, Australasia, Far East) Index. Relative to the benchmark, the fund was hampered by poor sector allocation within consumer staples. Disappointing security selection in financials also was negative, despite a helpful underweighting in this weak-performing group. In the consumer discretionary sector, our industry positioning in automotive-related names hampered results, while good stock picking in media contributed. Also on the positive side, security selection in the software/services and transportation industries boosted performance on a relative basis. On a geographic basis, Europe, including the U.K., hindered results, driven in part by a weaker euro compared with the U.S. dollar, while the fund's positioning in Japan was a source of outperformance. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) Looking at individual stocks, several European bank stocks weighed on results, most notably Germany's Commerzbank and France's Credit Agricole. In Greece, whose stock market was a particularly poor performer during the past year, Greek Organisation of Football Prognostics, which organizes and operates lottery games, lost ground, as did electric utility Public Power Corporation of Greece. Another utility stock, Italy's Enel, encountered difficulty of its own. Elsewhere, Belgian industrial company Bekaert detracted, while an average underweighting in outperforming U.K.-based energy giant Royal Dutch Shell was another drag on results. On the positive side, GREE, a Japanese social networking service, was a source of strong performance, as was Next, a U.K.-based clothing and home-products retailer, and an out-of-benchmark position in French luxury goods company Hermes International. Other outperformers included Norwegian oil-services company Aker Solutions and Italian tire manufacturer Pirelli. Of final note, the fund benefited from an underweighting in Tokyo Electric Power, whose Fukushima power plant was at the center of Japan's nuclear disaster and whose stock subsequently lost most of its value. Several of the stocks I've mentioned were not in the portfolio at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity International Enhanced Index Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of February 29, 2012
Japan	21.1%
United Kingdom	19.4%
France	7.9%
Australia	7.6%
Germany	7.2%
Switzerland	7.2%
United States of America	4.4%
Spain	2.9%
Singapore	2.7%
Other	19.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of August 31, 2011
Japan	22.2%
United Kingdom	18.8%
Australia	8.6%
France	8.2%
Switzerland	7.2%
Germany	7.0%
United States of America	3.7%
Spain	3.1%
Hong Kong	2.9%
Other	18.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	98.9	99.6
Short-Term Investments and Net Other Assets	1.1	0.4
Top Ten Stocks as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.1	1.8
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.6	1.5
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	1.5	0.6
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.4	1.6
Total SA (France, Oil, Gas & Consumable Fuels)	1.4	1.3
BHP Billiton Ltd. (Australia, Metals & Mining)	1.4	1.6
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.4	1.4
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.2	0.5
Commonwealth Bank of Australia (Australia, Commercial Banks)	1.1	1.0
BASF AG (Germany, Chemicals)	0.9	0.8
	14.0
Market Sectors as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.2	21.3
Industrials	11.6	12.0
Consumer Discretionary	11.3	11.1
Consumer Staples	10.3	9.7
Materials	9.4	9.9
Health Care	9.2	9.0
Energy	9.0	8.2
Telecommunication Services	5.0	4.8
Information Technology	3.9	5.1
Utilities	3.7	5.4

Annual Report

Fidelity International Enhanced Index Fund

Investments February 29, 2012

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Australia - 7.6%
AGL Energy Ltd.	42	$ 628
Australia & New Zealand Banking Group Ltd.	6,940	163,347
BHP Billiton Ltd.	9,331	361,203
Coca-Cola Amatil Ltd.	2,647	34,061
Commonwealth Bank of Australia	5,340	283,040
Crown Ltd.	83	748
CSL Ltd.	3,882	136,452
DuluxGroup Ltd.	28	93
Fortescue Metals Group Ltd.	14,860	88,754
National Australia Bank Ltd.	8,772	222,645
OneSteel Ltd.	46,568	52,931
Orica Ltd.	28	817
QBE Insurance Group Ltd.	2,245	28,045
Rio Tinto Ltd.	1,044	75,509
Stockland Corp. Ltd. unit	28,000	95,177
Tabcorp Holdings Ltd.	29,284	85,725
Telstra Corp. Ltd.	33,436	118,316
Wesfarmers Ltd. (price protected shares)	3,056	97,882
Westfield Group unit	3,571	33,659
Westfield Retail Trust unit	7,479	20,130
Westpac Banking Corp.	4,051	90,787
TOTAL AUSTRALIA		1,989,949
Austria - 1.0%
IMMOFINANZ Immobilien Anlagen AG	12,758	44,649
OMV AG	2,779	103,402
Raiffeisen International Bank-Holding AG (e)	5	181
Telekom Austria AG	700	8,148
Vienna Insurance Group AG Wien	1,011	44,635
Voestalpine AG	2,039	72,269
TOTAL AUSTRIA		273,284
Bailiwick of Guernsey - 0.2%
Resolution Ltd.	11,366	48,638
Bailiwick of Jersey - 0.9%
Experian PLC	8,153	122,629
Petrofac Ltd.	4,090	103,516
TOTAL BAILIWICK OF JERSEY		226,145
Belgium - 0.9%
Anheuser-Busch InBev SA NV	2,829	190,041
Delhaize Group SA	645	35,449
KBC Groupe SA	606	14,314
TOTAL BELGIUM		239,804
Bermuda - 0.9%
First Pacific Co. Ltd.	78,000	87,593
Kerry Properties Ltd.	8,000	37,957
Orient Overseas International Ltd.	15,000	103,177
TOTAL BERMUDA		228,727

	Shares	Value
Cayman Islands - 0.3%
Wynn Macau Ltd.	33,600	$ 88,586
Denmark - 1.4%
A.P. Moller - Maersk A/S Series B	16	129,011
Novo Nordisk A/S Series B	1,633	228,890
TOTAL DENMARK		357,901
Finland - 1.7%
Metso Corp.	2,266	107,619
Nokia Corp.	24,466	128,570
Pohjola Bank PLC (A Shares)	3,604	41,651
Sampo OYJ (A Shares)	2,202	62,044
Stora Enso Oyj (R Shares)	8,332	62,548
Wartsila Corp.	1,126	38,761
TOTAL FINLAND		441,193
France - 7.9%
Air Liquide SA	11	1,429
AXA SA	3,565	57,490
BIC SA	950	95,514
BNP Paribas SA	1,600	78,088
Bouygues SA	2,743	87,263
Compagnie de St. Gobain	1,858	88,217
Compagnie Generale de Geophysique SA (a)	1,125	34,412
Credit Agricole SA	77	493
Danone	370	25,030
Eramet SA	472	76,179
Fonciere Des Regions	594	43,064
France Telecom SA	10,210	155,665
GDF Suez	2,623	68,035
Gecina SA	144	13,828
Hermes International Sca	1	373
Imerys	754	45,573
LVMH Moet Hennessy - Louis Vuitton SA	105	17,667
M6 Metropole Television SA	5,362	94,005
Natixis SA	7,165	25,896
Peugeot Citroen SA	4,589	91,977
Renault SA	1,900	100,589
Sanofi	2,386	176,486
Schneider Electric SA	498	33,842
Societe Generale Series A	1,885	60,897
Total SA	6,676	373,431
VINCI SA	1,400	72,897
Vivendi	6,246	134,133
TOTAL FRANCE		2,052,473
Germany - 6.8%
Allianz AG	1,110	134,610
BASF AG	2,834	248,802
Bayer AG	2,785	205,915
Bayerische Motoren Werke AG (BMW)	991	91,662
Commerzbank AG (a)	17,896	44,964
Continental AG	1,092	99,404
Common Stocks - continued
	Shares	Value
Germany - continued
Daimler AG (Germany)	762	$ 46,082
Deutsche Bank AG	1,274	59,446
Deutsche Post AG	2,349	41,260
Deutsche Telekom AG	3,106	36,247
E.ON AG	3,722	85,608
Hannover Rueckversicherungs AG	664	36,856
Infineon Technologies AG	9,805	99,155
Kabel Deutschland Holding AG (a)	1,543	92,645
Linde AG	10	1,663
Munich Re Group	158	23,038
SAP AG	1,560	105,313
Siemens AG	2,270	226,224
Suedzucker AG (Bearer)	3,064	88,760
TUI AG (a)	118	932
Volkswagen AG	97	16,437
TOTAL GERMANY		1,785,023
Greece - 0.4%
Greek Organization of Football Prognostics SA	9,585	85,553
Public Power Corp. of Greece	3,006	14,056
TOTAL GREECE		99,609
Hong Kong - 2.6%
Cheung Kong Holdings Ltd.	10,000	146,208
Henderson Land Development Co. Ltd.	24	151
Hopewell Holdings Ltd.	6,500	19,820
Hutchison Whampoa Ltd.	9,000	89,465
Power Assets Holdings Ltd.	500	3,745
Sino Land Ltd.	30,000	53,532
SJM Holdings Ltd.	50,000	104,692
Sun Hung Kai Properties Ltd.	3,583	55,158
Wharf Holdings Ltd.	18,000	112,673
Wheelock and Co. Ltd.	29,000	99,644
TOTAL HONG KONG		685,088
Ireland - 0.0%
CRH PLC	27	573
Kerry Group PLC Class A	3	128
TOTAL IRELAND		701
Israel - 0.0%
Bank Hapoalim BM (Reg.)	140	453
Italy - 1.7%
Assicurazioni Generali SpA	1,101	17,733
Enel SpA	35,751	143,454
ENI SpA	3,382	77,778
EXOR SpA	1,728	43,440
Fiat SpA	15,937	92,186
Intesa Sanpaolo SpA	6,734	13,107
Intesa Sanpaolo SpA (Risparmio Shares)	15,170	24,272
Pirelli & C SpA	102	1,063

	Shares	Value
Telecom Italia SpA	19,506	$ 22,406
UniCredit SpA	2,898	15,080
TOTAL ITALY		450,519
Japan - 21.1%
Aeon Co. Ltd.	6,900	87,592
Aisin Seiki Co. Ltd.	2,800	98,574
Ajinomoto Co., Inc.	8,000	94,274
Aozora Bank Ltd.	29,000	83,831
Asahi Glass Co. Ltd.	12,000	107,756
Asahi Kasei Corp.	17,000	107,694
Bank of Yokohama Ltd.	21,000	101,261
Canon, Inc.	4,300	196,082
Central Japan Railway Co.	12	98,456
Daicel Chemical Industries Ltd.	15,000	97,792
Daihatsu Motor Co. Ltd.	5,000	95,824
Daiichi Sankyo Kabushiki Kaisha	3,600	66,115
Daito Trust Construction Co. Ltd.	1,000	88,074
Denso Corp.	3,700	122,294
East Japan Railway Co.	400	25,635
Eisai Co. Ltd.	2,500	101,175
Fuji Heavy Industries Ltd.	13,000	98,186
Fujifilm Holdings Corp.	2,000	50,606
Hino Motors Ltd.	4,000	28,440
Hitachi Ltd.	24,000	140,809
Honda Motor Co. Ltd.	1,500	57,608
Idemitsu Kosan Co. Ltd.	800	82,465
INPEX Corp.	12	85,171
Itochu Corp.	8,000	91,027
JGC Corp.	3,000	86,832
Kao Corp.	3,100	79,278
KDDI Corp.	17	107,903
Kuraray Co. Ltd.	6,900	99,475
Marubeni Corp.	8,000	57,174
Mitsubishi Corp.	700	17,144
Mitsubishi Electric Corp.	10,000	89,673
Mitsubishi UFJ Financial Group, Inc.	46,400	239,786
Mitsui & Co. Ltd.	5,500	94,649
Mizuho Financial Group, Inc.	101,600	170,765
Namco Bandai Holdings, Inc.	5,800	80,977
Nippon Telegraph & Telephone Corp.	2,500	117,674
Nissan Motor Co. Ltd.	7,300	74,711
Nitto Denko Corp.	2,500	102,712
NTT DoCoMo, Inc.	18	30,701
ORIX Corp.	1,080	104,021
Osaka Gas Co. Ltd.	24,000	92,109
Resona Holdings, Inc.	21,300	101,921
Sega Sammy Holdings, Inc.	4,200	79,614
Sekisui Chemical Co. Ltd.	10,000	85,860
Seven & i Holdings Co., Ltd.	3,400	93,934
Shinsei Bank Ltd.	25,000	32,290
Shionogi & Co. Ltd.	6,800	94,102
Showa Denko KK	35,000	79,218
SOFTBANK CORP.	200	5,956
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Corp.	8,300	$ 123,027
Sumitomo Mitsui Financial Group, Inc.	5,800	196,844
Suzuki Motor Corp.	4,400	104,297
Takeda Pharmaceutical Co. Ltd.	3,600	162,519
Tokio Marine Holdings, Inc.	200	5,523
Tokyo Electron Ltd.	1,800	99,859
Toyo Suisan Kaisha Ltd.	1,500	38,508
Toyota Motor Corp.	4,400	182,895
Yamada Denki Co. Ltd.	1,020	66,122
Yamato Holdings Co. Ltd.	5,500	86,734
TOTAL JAPAN		5,491,548
Netherlands - 2.5%
Akzo Nobel NV	1,875	106,347
ASML Holding NV (Netherlands)	2,000	90,931
Heineken Holding NV (A Shares)	2,159	96,353
ING Groep NV (Certificaten Van Aandelen) (a)	4,347	38,306
Koninklijke Ahold NV	8,597	118,881
Koninklijke KPN NV	2,705	29,315
Koninklijke Philips Electronics NV	242	5,074
Royal DSM NV	1,895	105,399
STMicroelectronics NV	636	4,713
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,525	50,703
TOTAL NETHERLANDS		646,022
New Zealand - 0.6%
Sky City Entertainment Group Ltd.	21,890	68,615
Telecom Corp. of New Zealand Ltd.	42,784	76,306
TOTAL NEW ZEALAND		144,921
Norway - 1.8%
Aker Solutions ASA	6,505	112,812
DnB NOR ASA	5,563	71,399
Gjensidige Forsikring ASA	3,309	39,599
Orkla ASA (A Shares)	3,051	25,367
StatoilHydro ASA	5,516	157,300
Telenor ASA	3,400	62,826
TOTAL NORWAY		469,303
Portugal - 0.4%
Energias de Portugal SA	34,698	101,232
Portugal Telecom SGPS SA (Reg.)	18	93
TOTAL PORTUGAL		101,325
Singapore - 2.7%
ComfortDelgro Corp. Ltd.	74,000	90,529
DBS Group Holdings Ltd.	13,000	147,603
Fraser & Neave Ltd.	16,000	85,587
Jardine Cycle & Carriage Ltd.	2,000	76,424
Oversea-Chinese Banking Corp. Ltd.	506	3,633
SembCorp Industries Ltd.	11,000	46,528
SembCorp Marine Ltd.	23,000	98,389

	Shares	Value
UOL Group Ltd.	23,000	$ 86,251
Yangzijiang Shipbuilding Holdings Ltd.	60,000	65,246
TOTAL SINGAPORE		700,190
Spain - 2.9%
Banco Bilbao Vizcaya Argentaria SA	6,241	55,868
Banco Santander SA (Spain)	24,321	201,306
Bankia SA	9,963	40,296
Distribuidora Internacional de Alimentacion SA (a)	18,261	89,281
Gas Natural SDG SA	5,106	86,388
Iberdrola SA	10,216	60,455
MAPFRE SA (Reg.)	11,507	39,566
Repsol YPF SA	2,174	56,679
Telefonica SA	6,930	117,933
Vallehermoso SA	104	416
TOTAL SPAIN		748,188
Sweden - 2.3%
Getinge AB (B Shares)	362	10,345
Nordea Bank AB	1,887	18,194
Scania AB (B Shares)	6,024	120,716
Skandinaviska Enskilda Banken AB (A Shares)	8,478	63,434
Svenska Cellulosa AB (SCA) (B Shares)	5,000	89,315
Swedish Match Co. AB	2,801	106,968
Telefonaktiebolaget LM Ericsson (B Shares)	7,561	75,745
Volvo AB (B Shares)	8,481	123,747
TOTAL SWEDEN		608,464
Switzerland - 7.2%
ABB Ltd. (Reg.)	919	18,810
Compagnie Financiere Richemont SA Series A	216	13,261
Credit Suisse Group	4,150	111,370
Givaudan SA	54	50,998
Nestle SA	8,987	549,272
Novartis AG	4,297	234,187
Pargesa Holding SA	515	38,221
Roche Holding AG (participation certificate)	2,163	376,517
Schindler Holding AG (participation certificate)	850	104,747
Straumann Holding AG	170	26,943
Swatch Group AG (Bearer)	100	45,336
Swiss Re Ltd.	1,402	83,209
Transocean Ltd. (Switzerland)	293	15,615
UBS AG (a)	6,080	85,139
Zurich Financial Services AG	474	119,338
TOTAL SWITZERLAND		1,872,963
United Kingdom - 19.4%
Anglo American PLC (United Kingdom)	1,003	42,275
Common Stocks - continued
	Shares	Value
United Kingdom - continued
AstraZeneca PLC:
(United Kingdom)	1,860	$ 83,225
sponsored ADR	3,188	143,109
Aviva PLC	13,107	76,700
BAE Systems PLC	18,290	90,982
Barclays PLC	38,287	148,250
BG Group PLC	4,154	100,279
BHP Billiton PLC	4,530	146,503
BP PLC	53,126	415,663
British American Tobacco PLC (United Kingdom)	6,194	312,409
British Land Co. PLC	5,130	38,380
British Sky Broadcasting Group PLC	6,474	69,002
BT Group PLC	25,000	85,110
Cable & Wireless PLC	14,975	8,254
Centrica PLC	60	290
Diageo PLC	4,000	95,499
Eurasian Natural Resources Corp. PLC	8,558	95,367
GlaxoSmithKline PLC	2,172	47,994
GlaxoSmithKline PLC sponsored ADR	7,029	311,455
HSBC Holdings PLC:
(United Kingdom)	26,994	239,140
sponsored ADR	2,293	101,855
Imperial Tobacco Group PLC	4,329	171,545
ITV PLC	80,240	109,712
Land Securities Group PLC	5,137	55,161
Legal & General Group PLC	33,133	63,671
Lloyds Banking Group PLC (a)	30,894	17,197
Man Group PLC	18,491	38,505
Marks & Spencer Group PLC	18,404	106,276
National Grid PLC	17,103	174,177
Next PLC	27	1,190
Pearson PLC	3,305	62,930
Prudential PLC	2,393	27,147
Reckitt Benckiser Group PLC	1,500	83,040
Rexam PLC	52	343
Rio Tinto PLC	4,109	233,086
Royal Dutch Shell PLC:
Class A (United Kingdom)	6,806	247,631
Class B	10,599	392,849
Scottish & Southern Energy PLC	5,819	119,414
Serco Group PLC	74	653
Standard Chartered PLC (United Kingdom)	3,824	98,396
Tate & Lyle PLC	8,200	90,986
Tesco PLC	10,024	50,406
Unilever PLC	687	22,208
Vodafone Group PLC	89,974	242,368
Xstrata PLC	6	115
TOTAL UNITED KINGDOM		5,060,747
TOTAL COMMON STOCKS (Cost $24,265,393)		24,811,764
Nonconvertible Preferred Stocks - 0.4%
	Shares	Value
Germany - 0.4%
ProSiebenSat.1 Media AG	4,061	$ 105,523
Volkswagen AG	12	2,244
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $77,320)		107,767
Money Market Funds - 3.5%

Dreyfus Cash Management Institutional Shares, 0.10% (c)	914,666	914,666
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(d)	188	188
TOTAL MONEY MARKET FUNDS (Cost $914,854)		914,854
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $25,257,567)		25,834,385
NET OTHER ASSETS (LIABILITIES) - 0.9%		231,581
NET ASSETS - 100%		$ 26,065,966
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
11 NYSE E-mini MSCI EAFE Index Contracts	March 2012	$ 858,385	$ 93,610
The face value of futures purchased as a percentage of net assets is 3.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 3,404
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 5,491,548	$ 4,158,384	$ 1,333,164	$ -
United Kingdom	5,060,747	1,990,661	3,070,086	-
France	2,052,473	1,312,479	739,994	-
Australia	1,989,949	1,989,949	-	-
Germany	1,892,790	1,501,807	390,983	-
Switzerland	1,872,963	1,423,457	449,506	-
Spain	748,188	373,081	375,107	-
Singapore	700,190	700,190	-	-
Hong Kong	685,088	685,088	-	-
Other	4,425,595	3,278,166	1,147,429	-
Money Market Funds	914,854	914,854	-	-
Total Investments in Securities:	$ 25,834,385	$ 18,328,116	$ 7,506,269	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 93,610	$ 93,610	$ -	$ -
During the period, transfers from Level 1 to Level 2 were $782,489 and transfers from Level 2 to Level 1 were $3,514,682.
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 93,610	$ -
Total Value of Derivatives	$ 93,610	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity International Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2012

Assets
Investment in securities, at value (including securities loaned of $181) - See accompanying schedule: Unaffiliated issuers (cost $25,257,379)	$ 25,834,197
Fidelity Central Funds (cost $188)	188
Total Investments (cost $25,257,567)		$ 25,834,385
Segregated cash with broker for futures contracts		66,600
Foreign currency held at value (cost $112,216)		113,130
Receivable for fund shares sold		14,349
Dividends receivable		99,710
Interest receivable		68
Distributions receivable from Fidelity Central Funds		472
Total assets		26,128,714

Liabilities
Payable for fund shares redeemed	$ 38,746
Accrued management fee	10,047
Transfer agent fee payable	3,207
Payable for daily variation margin on futures contracts	10,560
Collateral on securities loaned, at value	188
Total liabilities		62,748

Net Assets		$ 26,065,966
Net Assets consist of:
Paid in capital		$ 29,157,724
Undistributed net investment income		63,793
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,826,412)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		670,861
Net Assets, for 3,751,191 shares outstanding		$ 26,065,966
Net Asset Value, offering price and redemption price per share ($26,065,966 ÷ 3,751,191 shares)		$ 6.95

Statement of Operations

	Year ended February 29, 2012

Investment Income
Dividends		$ 932,043
Interest		1,170
Income from Fidelity Central Funds		3,404
Income before foreign taxes withheld		936,617
Less foreign taxes withheld		(69,581)
Total income		867,036

Expenses
Management fee	$ 117,459
Transfer agent fees	37,559
Independent trustees' compensation	225
Miscellaneous	68
Total expenses		155,311
Net investment income (loss)		711,725
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	113,973
Foreign currency transactions	24,242
Futures contracts	(156,152)
Total net realized gain (loss)		(17,937)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,864,248)
Assets and liabilities in foreign currencies	(12,016)
Futures contracts	18,673
Total change in net unrealized appreciation (depreciation)		(2,857,591)
Net gain (loss)		(2,875,528)
Net increase (decrease) in net assets resulting from operations		$ (2,163,803)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 29, 2012	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 711,725	$ 552,203
Net realized gain (loss)	(17,937)	(834,033)
Change in net unrealized appreciation (depreciation)	(2,857,591)	3,872,862
Net increase (decrease) in net assets resulting from operations	(2,163,803)	3,591,032
Distributions to shareholders from net investment income	(697,868)	(534,394)
Distributions to shareholders from net realized gain	(17,836)	-
Total distributions	(715,704)	(534,394)
Share transactions Proceeds from sales of shares	12,780,368	14,443,401
Reinvestment of distributions	678,145	507,651
Cost of shares redeemed	(9,990,460)	(12,491,341)
Net increase (decrease) in net assets resulting from share transactions	3,468,053	2,459,711
Redemption fees	2,353	1,042
Total increase (decrease) in net assets	590,899	5,517,391
Net Assets
Beginning of period	25,475,067	19,957,676
End of period (including undistributed net investment income of $63,793 and undistributed net investment income of $49,936, respectively)	$ 26,065,966	$ 25,475,067
Other Information Shares
Sold	1,810,888	2,066,221
Issued in reinvestment of distributions	105,259	70,971
Redeemed	(1,444,919)	(1,891,969)
Net increase (decrease)	471,228	245,223

Financial Highlights

Years ended February 28,	2012 I	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.77	$ 6.58	$ 4.42	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.20	.17	.15	.18	.03
Net realized and unrealized gain (loss)	(.82)	1.19	2.17	(4.96)	(.68)
Total from investment operations	(.62)	1.36	2.32	(4.78)	(.65)
Distributions from net investment income	(.19)	(.17)	(.14)	(.14)	-
Distributions from net realized gain	(.01)	-	(.02)	(.01)	-
Total distributions	(.20)	(.17)	(.16)	(.15)	-
Redemption fees added to paid in capital D,J	-	-	-	-	-
Net asset value, end of period	$ 6.95	$ 7.77	$ 6.58	$ 4.42	$ 9.35
Total Return B,C	(7.81)%	20.95%	52.44%	(51.52)%	(6.50)%
Ratios to Average Net Assets E,H
Expenses before reductions	.62%	.62%	.62%	.62%	.62% A
Expenses net of fee waivers, if any	.62%	.62%	.62%	.62%	.62% A
Expenses net of all reductions	.62%	.62%	.62%	.62%	.62% A
Net investment income (loss)	2.84%	2.50%	2.39%	2.69%	1.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,066	$ 25,475	$ 19,958	$ 12,950	$ 7,273
Portfolio turnover rate F	49%	32%	22% K	42% K	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

G For the period December 20, 2007 (commencement of operations) to February 29, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I For the year ended February 29.

J Amount represents less than $.01 per share.

K Reflects adjustments to exclude transactions in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 29, 2012

1. Organization.

Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund (the Funds) are funds of Fidelity Commonwealth Trust II (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012, is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Annual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of February 29, 2012, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Large Cap Growth Enhanced Index Fund	$ 150,136,004	$ 20,002,080	$ (1,443,464)	$ 18,558,616
Fidelity Large Cap Value Enhanced Index Fund	76,227,513	11,597,959	(1,847,253)	9,750,706
Fidelity Large Cap Core Enhanced Index Fund	311,062,948	19,473,646	(20,686,610)	(1,212,964)
Fidelity Mid Cap Enhanced Index Fund	74,940,992	10,060,578	(2,487,931)	7,572,647
Fidelity Small Cap Enhanced Index Fund	112,019,548	21,458,897	(7,028,717)	14,430,180
Fidelity International Enhanced Index Fund	25,301,884	2,936,008	(2,403,507)	532,501

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Large Cap Growth Enhanced Index Fund	$ 247,352	$ -	$ (3,291,456)	$ 18,558,616
Fidelity Large Cap Value Enhanced Index Fund	226,847	762,534	-	9,750,706
Fidelity Large Cap Core Enhanced Index Fund	-	-	(67,644,623)	(979,343)
Fidelity Mid Cap Enhanced Index Fund	118,757	1,029,346	(1,652,795)	7,572,647
Fidelity Small Cap Enhanced Index Fund	59,139	1,391,520	-	14,430,180
Fidelity International Enhanced Index Fund	73,413	-	(3,375,241)	532,934

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

	Fiscal year of expiration
	2017	2018	2019	Total with expiration
Fidelity Large Cap Growth Enhanced Index Fund	$ -	$ (3,291,456)	$ -	$ (3,291,456)
Fidelity Large Cap Core Enhanced Index Fund	(27,465,172)	(39,911,723)	-	(67,376,895)
Fidelity Mid Cap Enhanced Index Fund	-	(1,144,350)	(508,445)	(1,652,795)
Fidelity International Enhanced Index Fund	(730,243)	(1,890,764)	(754,234)	(3,375,241)
	No expiration
	Long-term	Total capital loss carryforward
Fidelity Large Cap Growth Enhanced Index Fund	$ -	$ (3,291,456)
Fidelity Large Cap Core Enhanced Index Fund	(267,728)	(67,644,623)
Fidelity Mid Cap Enhanced Index Fund	-	(1,652,795)
Fidelity International Enhanced Index Fund	-	(3,375,241)

As a result of large redemptions in June 2011, Fidelity Large Cap Core Enhanced Index Fund had an "ownership change" under the Internal Revenue Code, which limits capital losses that will be available to offset future capital gains to approximately $2,804,338 per year plus certain gains in the fund existing at the time of the ownership change. As a result, at least $50,550,867 of Fidelity Large Cap Core Enhanced Index Fund's capital loss carryforward will expire unused. To properly reflect the amount of losses that will expire unused, an adjustment was made between Accumulated Undistributed Net Realized Loss and Paid in Capital in the current period.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Certain of the Funds intend to elect to defer to the fiscal year ending February 28, 2013 losses recognized during the period November 1, 2011 to February 29, 2012. Loss deferrals were as follows:

Capital losses
Fidelity Large Cap Value Enhanced Index Fund	$ (1,340,140)
Fidelity International Enhanced Index Fund	(322,863)

The tax character of distributions paid was as follows:

February 29, 2012	Ordinary Income	Long-term Capital Gains	Total
Fidelity Large Cap Growth Enhanced Index Fund	$ 1,003,885	$ -	$ 1,003,885
Fidelity Large Cap Value Enhanced Index Fund	1,691,757	2,577,862	4,269,619
Fidelity Large Cap Core Enhanced Index Fund	2,264,397	-	2,264,397
Fidelity Mid Cap Enhanced Index Fund	880,930	3,758,251	4,639,181
Fidelity Small Cap Enhanced Index Fund	628,524	12,048,896	12,677,420
Fidelity International Enhanced Index Fund	715,704	-	715,704
February 28, 2011	Ordinary Income	Long-term Capital Gains	Total
Fidelity Large Cap Growth Enhanced Index Fund	$ 603,819	$ -	$ 603,819
Fidelity Large Cap Value Enhanced Index Fund	1,184,075	-	1,184,075
Fidelity Large Cap Core Enhanced Index Fund	15,976,149	-	15,976,149
Fidelity Mid Cap Enhanced Index Fund	1,446,233	635,360	2,081,593
Fidelity Small Cap Enhanced Index Fund	740,549	-	740,549
Fidelity International Enhanced Index Fund	534,394	-	534,394

Short Term Trading (Redemption) Fees. Shares held by investors of Fidelity Small Cap Enhanced Index Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. Shares held by investors of Fidelity Mid Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund less than 30 days are subject to a redemption fee equal to 0.75% and 1.00%, respectively, of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital. For Fidelity Small Cap Enhanced Index Fund, total redemption fees include $40,341 paid by an affiliate of FMR for fees not paid to the fund in prior periods.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds used derivative instruments (derivatives), including futures contracts in order to meet their investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

3. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Large Cap Growth Enhanced Index Fund
Equity Risk
Futures Contracts	$ 658,896	$ (18,293)
Total (a)	$ 658,896	$ (18,293)
Fidelity Large Cap Value Enhanced Index Fund
Equity Risk
Futures Contracts	$ 46,646	$ 83,135
Total (a)	$ 46,646	$ 83,135
Fidelity Large Cap Core Enhanced Index Fund
Equity Risk
Futures Contracts	$ 1,434,578	$ 267,248
Total (a)	$ 1,434,578	$ 267,248
Fidelity Mid Cap Enhanced Index Fund
Equity Risk
Futures Contracts	$ (66,140)	$ 129,998
Total (a)	$ (66,140)	$ 129,998
Fidelity Small Cap Enhanced Index Fund
Equity Risk
Futures Contracts	$ 708,144	$ (209,362)
Total (a)	$ 708,144	$ (209,362)
Fidelity International Enhanced Index Fund
Equity Risk
Futures Contracts	$ (156,152)	$ 18,673
Total (a)	$ (156,152)	$ 18,673

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is shown as segregated cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Growth Enhanced Index Fund	128,368,588	66,022,321
Fidelity Large Cap Value Enhanced Index Fund	69,302,866	83,739,129
Fidelity Large Cap Core Enhanced Index Fund	356,928,261	1,056,818,935
Fidelity Mid Cap Enhanced Index Fund	81,678,614	62,585,192
Fidelity Small Cap Enhanced Index Fund	100,796,289	87,938,332
Fidelity International Enhanced Index Fund	15,705,542	11,848,577

Annual Report

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), provides the Funds with investment management related services. For these services, the Funds pay a monthly management fee to Strategic Advisers. The management fee is based on an annual rate of 0.30% of average net assets for Fidelity Large Cap Growth Enhanced Index, Fidelity Large Cap Value Enhanced Index and Fidelity Large Cap Core Enhanced Index, 0.45% of average net assets for Fidelity Mid Cap Enhanced Index, 0.52% of average net assets for Fidelity Small Cap Enhanced Index and 0.47% of average net assets for Fidelity International Enhanced Index. Under the management contract, Strategic Advisers pays all other ordinary fund-wide operating expenses (such as custody, audit, legal and pricing and bookkeeping fees), except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to Strategic Advisers by the Funds is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

In addition, under the expense contract, Strategic Advisers pays other expenses such as those listed above for each of the Funds so that the total expenses do not exceed certain amounts of each Fund's average net assets with certain exceptions, as noted in the following table:

Fidelity Large Cap Growth Enhanced Index Fund	.45%
Fidelity Large Cap Value Enhanced Index Fund	.45%
Fidelity Large Cap Core Enhanced Index Fund	.45%
Fidelity Mid Cap Enhanced Index Fund	.60%
Fidelity Small Cap Enhanced Index Fund	.67%
Fidelity International Enhanced Index Fund	.62%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by Strategic Advisers for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, each fund paid transfer agent fees at the annual rate of 0.15% of average net assets.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Large Cap Value Enhanced Index Fund	Borrower	$ 5,240,833.33%		$ 287
Fidelity Large Cap Core Enhanced Index Fund	Borrower	79,198,500.40%		1,769

6. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Securities Lending Cash Central Fund seeks preservation of capital and current income and is managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay

Annual Report

Notes to Financial Statements - continued

7. Committed Line of Credit - continued

commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Large Cap Growth Enhanced Index Fund	$ 225
Fidelity Large Cap Value Enhanced Index Fund	248
Fidelity Large Cap Core Enhanced Index Fund	1,423
Fidelity Mid Cap Enhanced Index Fund	195
Fidelity Small Cap Enhanced Index Fund	339
Fidelity International Enhanced Index Fund	73

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction

Fidelity Large Cap Growth Enhanced Index Fund	$ 3
Fidelity Large Cap Core Enhanced Index Fund	36
Fidelity Mid Cap Enhanced Index Fund	1
Fidelity Small Cap Enhanced Index Fund	12

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers U.S. Opportunity Fund and Strategic Advisers U.S. Opportunity II Fund were the owners of record of approximately 25% and 11%, of the total outstanding shares of the Fidelity Large Cap Core Enhanced Index Fund. In addition, Strategic Advisers U.S. Opportunity II Fund was the owner of record of approximately 12% of the total outstanding shares of the Fidelity Large Cap Value Enhanced Index Fund. Mutual funds managed by FMR or its affiliates were the owners of record, in aggregate, of approximately 49% of the total outstanding shares of the Fidelity Large Cap Core Enhanced Index Fund and Fidelity Large Cap Value Enhanced Index Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust II and the Shareholders of Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund (funds of Fidelity Commonwealth Trust II) February 29, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Commonwealth Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
April 16, 2012

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Each of the Trustees oversees 22 funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Memeber hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes, and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, may be considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Roger T. Servison is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ralph F. Cox serves as the lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees asset allocation funds as well as the Fidelity enhanced index funds. Other boards oversee Fidelity's investment-grade bond, money market, and asset allocation funds and Fidelity's equity and high income funds. The funds may invest in Fidelity funds overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues.

The Trustees primarily operate as a full Board, but also operate in committees, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board has charged Strategic Advisers and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through Strategic Advisers, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. Board oversight of different aspects of the funds' activities is exercised primarily through the full Board, but also through the Audit and Compliance Committee. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Roger T. Servison (66)

Year of Election or Appointment: 2006

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments and serves as a Director of Strategic Advisers. Previously, Mr. Servison oversaw Fidelity Investments Life Insurance Company (2005-2006) and Strategic Advisers (2005-2007). Mr. Servison also served as President and a Director of Fidelity Brokerage Services (Japan), LLC (1994-2004).

Derek L. Young (47)

Year of Election or Appointment: 2012

Mr. Young is Vice President of Fidelity's Asset Allocation Funds (2009-present), President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Peter C. Aldrich (67)

Year of Election or Appointment: 2006

Mr. Aldrich is a Director of the National Bureau of Economic Research and a Director of the funds of BlackRock Realty Group (2006-present). Previously, Mr. Aldrich served as a Trustee for the Fidelity Rutland Square Trust (2005-2010), a Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich also served as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004). Mr. Aldrich is a Member of the Boards of Trustees of the Museum of Fine Arts Boston and Massachusetts Eye and Ear Infirmary.

Amy Butte Liebowitz (44)

Year of Election or Appointment: 2011

Ms. Butte Liebowitz is the founder and Chief Executive Officer of TILE Financial (financial internet service, 2008-present). Previously, Ms. Butte Liebowitz served as the Chief Financial Officer and member of the Board of Directors of MF Global (broker-dealer, 2006-2008), and Chief Financial Officer and Executive Vice President of the New York Stock Exchange (2004-2006). Ms. Butte Liebowitz is a member of the Boards of Directors of Accion International and the New York Women's Forum, as well as a selected participant in the World Economic Forum's Young Global Leader program.

Ralph F. Cox (79)

Year of Election or Appointment: 2006

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of Abraxas Petroleum (exploration and production). Mr. Cox is a member of the Advisory Boards of the Business and Engineering Schools of Texas A&M University and the Engineering School of University of Texas at Austin. Previously, Mr. Cox served as a Trustee for the Fidelity Rutland Square Trust (2005-2010) and as an Advisory Director of CH2M Hill Companies (engineering, 1981-2011). Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Karen Kaplan (52)

Year of Election or Appointment: 2006

Ms. Kaplan is President of Hill Holliday (advertising and specialized marketing, 2007-present). Ms. Kaplan is a Director of DSM (dba Delta Dental, Doral, and DentaQuest) (2004-present), Member of the Board of Governors of the Chief Executives' Club of Boston (2010-present), Member of the Board of the Massachusetts Conference for Women (2008-present), and Director of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present). She is also a member of the Clinton Global Initiative, an action oriented community of the most effective CEOs, heads of state, Nobel Prize winners, and non-governmental leaders in the world. Previously, Ms. Kaplan served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010), President of the Massachusetts Women's Forum (2008-2010), Treasurer of the Massachusetts Women's Forum (2002-2006), Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2003-2010), Director of United Way of Massachusetts Bay (2004-2006), Director of ADVO (direct mail marketing, 2003-2007), and Director of Tweeter Home Entertainment Group (2006-2007).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Howard E. Cox, Jr. may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Howard E. Cox, Jr. (68)

Year of Election or Appointment: 2009

Member of the Advisory Board of Fidelity Commonwealth Trust II. Mr. Cox is a Member of the Advisory Board of Devonshire Investors (2009-present). Mr. Cox serves as an Advisory Partner of Greylock (venture capital) and a Director of Stryker Corporation (medical products and services). Previously, Mr. Cox served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010) and a Member of the Secretary of Defense's Business Board of Directors (2008-2010). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Kenneth B. Robins (42)

Year of Election or Appointment: 2010

President and Treasurer of each fund. Mr. Robins also serves as President and Treasurer of other Fidelity Equity and High Income Funds (2008-present) and Assistant Treasurer of other Fidelity Fixed Income and Asset Allocation Funds (2009-present). Mr. Robins is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Marc Bryant (46)

Year of Election or Appointment: 2010

Secretary and Chief Legal Officer of each fund. Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of each fund. Ms. Laurent also serves as AML Officer of the Fidelity funds (2008-present) and The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Nicholas E. Steck (47)

Year of Election or Appointment: 2009

Chief Financial Officer of each fund. Mr. Steck serves as Senior Vice President of Fidelity Pricing and Cash Management Services (2008-present) and is an employee of Fidelity Investments. During the period 2002 to 2009, Mr. Steck served as a Compliance Officer of FMR, Fidelity Investments Money Management, Inc., FMR LLC, Fidelity Research & Analysis (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Laura M. Doherty (42)

Year of Election or Appointment: 2009

Chief Compliance Officer of each fund. Ms. Doherty also serves as Senior Vice President of the Office of the Chief Compliance Officer (2008-present). Previously, Ms. Doherty served as a Vice President in Fidelity's Corporate Audit department (1998-2008).

Adrien E. Deberghes (44)

Year of Election or Appointment: 2011

Vice President and Assistant Treasurer of each fund. Mr. Deberghes also serves as Assistant Treasurer (2010-present) and Deputy Treasurer (2008-present) of other Fidelity funds and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of each fund. Mr. Davis is also Assistant Treasurer of certain Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Margaret A. Carey (38)

Year of Election or Appointment: 2009

Assistant Secretary of each fund. Ms. Carey is also Assistant Secretary of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments (2004-present).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Large Cap Growth Enhanced Index Fund	04/16/12	04/13/12	$0.019	$0.000
Fidelity Large Cap Value Enhanced Index Fund	04/16/12	04/13/12	$0.025	$0.083
Fidelity Large Cap Core Enhanced Index Fund	04/16/12	04/13/12	$0.000	$0.000
Fidelity Mid Cap Enhanced Index Fund	04/16/12	04/13/12	$0.016	$0.130
Fidelity Small Cap Enhanced Index Fund	04/16/12	04/13/12	$0.005	$0.111
Fidelity International Enhanced Index Fund	04/16/12	04/13/12	$0.018	$0.003

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 29, 2012, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Large Cap Value Enhanced Index Fund	$3,482,189
Fidelity Mid Cap Enhanced Index Fund	$4,636,766
Fidelity Small Cap Enhanced Index Fund	$10,935,180

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	April 2011	December 2011
Fidelity Large Cap Growth Enhanced Index Fund	100%	100%
Fidelity Large Cap Value Enhanced Index Fund	100%	100%
Fidelity Large Cap Core Enhanced Index Fund	100%	0%
Fidelity Mid Cap Enhanced Index Fund	28%	100%
Fidelity Small Cap Enhanced Index Fund	0%	100%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	April 2011	December 2011
Fidelity Large Cap Growth Enhanced Index Fund	100%	100%
Fidelity Large Cap Value Enhanced Index Fund	100%	100%
Fidelity Large Cap Core Enhanced Index Fund	100%	0%
Fidelity Mid Cap Enhanced Index Fund	39%	100%
Fidelity Small Cap Enhanced Index Fund	0%	100%
Fidelity International Enhanced Index Fund	100%	100%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possession of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity International Enhanced Index Fund	04/18/2011	$0.015	$0.0015
Fidelity International Enhanced Index Fund	12/12/2011	$0.093	$0.0172

The funds will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund, and Fidelity International Enhanced Index Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and Geode Capital Management, LLC (Geode) (the Sub-Advisory Agreement and, together with the management contract, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and considers at each of its meetings one or more factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through these committees.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided and the profits, if any, to be realized by Strategic Advisers from its relationship with the funds; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of each fund's shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders. In addition, with respect to the Sub-Advisory Agreement, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and the sub-adviser, Geode (collectively, the Investment Advisers), including the backgrounds of each fund's investment personnel and each fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Strategic Advisers and reviewed by the Board. The following charts considered by the Board show for each fund, over the one- and three-year periods ended December 31, 2010, the cumulative total returns of each fund, cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment style similar to the respective fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of each fund.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the third quartile and that the fund had under-performed 65% and 64% of its peers for the one- and three-year periods, respectively, ended December 31, 2010. The Board also noted that the investment performance of the fund was lower than its benchmark for the one- and three-year periods shown.

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the third quartile and that the fund had under-performed 58% of its peers for the one-year period and that the performance of the fund was in the second quartile and that the fund had out-performed 71% of its peers for the three-year period ended December 31, 2010. The Board also noted that the investment performance of the fund was lower than its benchmark for the one- and three-year periods shown.

Annual Report

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the third quartile for the one-year period and fourth quartile for the three-year period and that the fund had under-performed 50% and 76% of its peers for the one- and three-year periods, respectively, ended December 31, 2010. The Board also noted that the investment performance of the fund was lower than its benchmark for the one- and three-year periods shown.

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the third quartile and that the fund had under-performed 64% of its peers for the one-year period and that the performance of the fund was in the second quartile and that the fund had out-performed 59% of its peers for the three-year period ended December 31, 2010. The Board also noted that the investment performance of the fund was lower than its benchmark for the one- and three-year periods shown.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile and that the fund had out-performed 59% of its peers for the one-year period and that the performance of the fund was in the third quartile and that the fund had under-performed 63% of its peers for the three-year period ended December 31, 2010. The Board also noted that the investment performance of the fund was lower than its benchmark for the one- and three-year periods shown.

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile and that the fund had out-performed 59% of its peers for the one-year period and that the performance of the fund was in the third quartile and that the fund had under-performed 61% of its peers for the three-year period ended December 31, 2010. The Board also noted that the investment performance of the fund was higher than its benchmark for the one-year period and lower and three-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board considered information comparing the management fees and total expenses of each fund to those of other registered investment companies with investment objectives similar to those of the funds. The Board also considered expense contracts currently in effect between the funds and Strategic Advisers, which limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions and certain other expenses) for each fund to the following:

Annual Report

Fidelity Large Cap Core Enhanced Index Fund	0.45%
Fidelity Large Cap Growth Enhanced Index Fund	0.45%
Fidelity Large Cap Value Enhanced Index Fund	0.45%
Fidelity Mid Cap Enhanced Index Fund	0.60%
Fidelity Small Cap Enhanced Index Fund	0.67%
Fidelity International Enhanced Index Fund	0.62%

The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. The Board also compared each fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). The Board noted that each fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the year ended February 28, 2011.

Based on its review, the Board concluded that each fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of each fund's total expenses, the Board considered each fund's management fee as well as other fund expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that each fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed each fund's position relative to competitive funds with the same load type. The Board noted that each fund's total expenses (giving effect to each fund's expense contract with Strategic Advisers) were below the median of each fund's Total Mapped Group for the year ended February 28, 2011.

Based on its review, the Board concluded that the total expenses of each fund were reasonable in light of the services that each fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders.

On an annual basis, Strategic Advisers presents information to the Board on its profitability for managing each fund. Strategic Advisers calculates the profitability for each fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Strategic Advisers' affiliates may benefit from or be related to each fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of each fund and was satisfied that the profitability was not excessive under the circumstances.

Possible Economies of Scale. The Board considered whether economies of scale have been realized in respect of the management of the funds. The Board considered that each fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to Strategic Advisers. The Board also considered expense contracts currently in effect between the funds and Strategic Advisers, which limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions and certain other expenses) for each fund to the amounts described above. The Board noted that each fund has not generated sufficient revenue to cover its expenses. The Board also noted that as each fund's assets increase, it will continue to monitor whether management fee breakpoints are appropriate.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that each fund's Advisory Contracts should be renewed because each agreement is in the best interests of that fund and its shareholders. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of each agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Adviser

Geode Capital Management, LLC
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

GEI-UANN-0412
1.855137.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, February 29, 2012, Fidelity Commonwealth Trust II (the "trust") has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Amy Butte Liebowitz is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Butte Liebowitz is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, and Fidelity Small Cap Enhanced Index Fund (the "Funds"):

Services Billed by PwC

February 29, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity International Enhanced Index Fund	$43,000	$-	$4,000	$-
Fidelity Large Cap Core Enhanced Index Fund	$44,000	$-	$4,000	$-
Fidelity Large Cap Growth Enhanced Index Fund	$43,000	$-	$4,000	$-
Fidelity Large Cap Value Enhanced Index Fund	$44,000	$-	$4,000	$-
Fidelity Mid Cap Enhanced Index Fund	$44,000	$-	$4,000	$-
Fidelity Small Cap Enhanced Index Fund	$44,000	$-	$4,000	$-

February 28, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity International Enhanced Index Fund	$44,000	$-	$4,000	$-
Fidelity Large Cap Core Enhanced Index Fund	$45,000	$-	$4,000	$-
Fidelity Large Cap Growth Enhanced Index Fund	$44,000	$-	$4,000	$-
Fidelity Large Cap Value Enhanced Index Fund	$44,000	$-	$4,000	$-
Fidelity Mid Cap Enhanced Index Fund	$44,000	$-	$4,000	$-
Fidelity Small Cap Enhanced Index Fund	$44,000	$-	$4,000	$-

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Strategic Advisers, Inc. ("Strategic Advisers") and entities controlling, controlled by, or under common control with Strategic Advisers (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	February 29, 2012A	February 28, 2011A
Audit-Related Fees	$3,795,000	$2,550,000
Tax Fees	$-	$-
All Other Fees	$-	$510,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the Fund audit or the review of the Fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the Fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, Strategic Advisers (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider relating to Covered Services and Non-Covered Services (each as defined below) for each of the last two fiscal years of the Funds are as follows:

Billed By	February 29, 2012 A	February 28, 2011 A
PwC	$5,145,000	$4,975,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and Strategic Advisers' review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to the trust and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of the trust ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of the trust ("Non-Covered Service") are not required to be approved, but are reported to the Audit Committee annually.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 25, 2012
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	April 25, 2012